                                                   Filed Pursuant to Rule 485(A)

                                                       Registration No. 2-71299
                                                                        811-3153
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-1A
                                   ---------
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      -----
     Pre-Effective Amendment No. ______                               _____

     Post-Effective Amendment No.   38                                  X
                                  ------                              -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                      -----
     Amendment No.  38
                   -----

                        FRANK RUSSELL INVESTMENT COMPANY**
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)


   909 A Street, Tacoma, Washington            98402
---------------------------------------     -----------
(Address of Principal Executive Office)      (ZIP Code)

Registrant's Telephone Number, including area code:  253/627-7001

                  Gregory J. Lyons, Associate General Counsel
                        Frank Russell Investment Company
          909 A Street, Tacoma, Washington  98402  253/596-2406
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)
     Steven M. Felsenstein, Esq.
     Stradley, Ronon, Stevens & Young
     2600 One Commerce Square
     Philadelphia, WA  19103  215/564-8074
--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: .
     It is proposed that this filing will become effective (check appropriate box)
     ( )  immediately upon filing pursuant to paragraph (b)

     ( )  on (date) pursuant to paragraph (b)

     (X)  60 days after filing pursuant to paragraph (a)(i)
     ( )  on (date) pursuant to paragraph (a)(i)

     ( )  75 days after filing pursuant to paragraph (a)(ii)
          on (date) pursuant to paragraph (a)(ii) of rule 485.
             ------
     If appropriate, check the following box:
     ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24f-2

     Registrant has declared its intention to register an indefinite number of shares of beneficial interest, par value of $.01, of Frank Russell Investment Company pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Registrant filed its Rule 24f-2 notice for the fiscal year ended December 31, 1996 on February 27, 1997.

** This amendment does not relate to the Frank Russell Investment Company Institutional, Class S, Class C or Specialty Funds prospectuses or the Statement of Additional Information ("SAI") pertaining to these prospectuses. Such prospectuses or the SAI are incorporated herein by reference.

                                                Frank Russell Investment Company
                                                File No. 2-71299
                                                P/E Amd. #38


                                   FORM N-1A
                                   ---------
                       Cross-Reference Sheet Required By
                    Rule 481(a) under Securities Act of 1933

FORM N-1A
ITEM No.                        ITEM CAPTION             LOCATION
--------                        ------------             ---------
                                Information Required     Prospectus Caption
Part A                          in a Prospectus          unless otherwise noted]
------                          ----------------------   ------------------------
  1                             Cover Page               Cover Page
  2                             Synopsis
   (a)                                                   Annual Fund Operating Expenses
   (b)                                                   Highlights and Table of Contents
  3                             Condensed Financial
                                Information
   (a)                                                   Financial Highlights
   (b)                                                   Not Applicable
   (c)                                                   Investment Objectives,
                                                         Restrictions and Policies
   (d)                                                   Annual reports to be filed.
  4                             General Description
                                of Registrant
   (a)(i)                                                Cover page; Additional Information - Organization,
                                                         Capitalization and Voting
  (ii)                                                   Investment Objectives, Restrictions and Policies
   (b)                                                   Investment Objectives, Restrictions and Policies
   (c)                                                   Investment Objectives, Restrictions and Policies
  5                             Management of the
                                Funds
   (a)                                                   General Management of the Funds
   (b)                                                   Money Manager Profiles; General Management of the Funds
   (c)                                                   General Management of the Funds
   (d)                                                   General Management of the Funds; Additional
                                                         Information - Distributor, Custodian, Accountants and Reports
   (e)                                                   General Management of the Funds
   (f)                                                   Expenses of the Funds
   (g)                                                   Portfolio Transaction Policies
  5A                            Management's             Annual Report to be
                                Discussion of Fund       filed.
                                Performance
  6                             Capital Stock and
                                Other Securities
   (a)                                                   Eligible Investors;
                                                         Additional Information - Organization, Capitalization and Voting
   (b)                                                   Additional Information - Organization,
                                                         Capitalization and Voting
   (c)                                                   Not Applicable
   (d)                                                   Not Applicable


                               Information Required      Prospectus Caption
Part A                         in a Prospectus           unless otherwise noted]
------                         --------------------      ------------------------
(e)                                                      Back Cover
(f)                                                      Dividends and Distributions
(g)                                                      Taxes
(h)                                                      Organization, Capitalization, and Voting

7                               Purchase of
                                Securities Being
                                Offered
(a)                                                      Additional Information - Distributor,
                                                         Custodian, Accountants and Reports
(b)                                                      Eligible Investors; Valuation of Fund
                                                         Shares; Purchase of Fund Shares
(c)                                                      Not Applicable
(d)                                                      Eligible Investors
(e)                                                      Not Applicable
(f)                                                      Distribution and Shareholder Services Plan
(g)                                                      Not Applicable
8                               Redemption or
                                Repurchase
(a)                                                      Redemption of Fund Shares
(b)                                                      Not Applicable
(c)                                                      Eligible Investors
(d)                                                      Redemption of Fund Shares
9                               Pending Legal            Not Applicable
                                Proceedings

                       FRANK RUSSELL INVESTMENT COMPANY
                        909 A STREET, TACOMA, WA 98402
                           TELEPHONE (800) 972-0700
                         IN WASHINGTON (253) 627-7001

  Frank Russell Investment Company (the "Investment Company") is a "series mutual fund" with 28 different investment portfolios referred to as the "Funds." This Prospectus describes and offers shares of beneficial interest in the Class D and Class E Shares of the five Funds listed below (the "LifePoints Funds"). Each of the LifePoints Funds invests in different combinations of other Funds (the "Underlying Funds") which, in turn, invest in different combinations of stocks, bonds and cash equivalents. The Investment Company believes that these combinations offer varying degrees of potential risk and reward.

                         Equity Balanced Strategy Fund
                           Aggressive Strategy Fund
                            Balanced Strategy Fund
                            Moderate Strategy Fund
                          Conservative Strategy Fund

  Frank Russell Investment Management Company ("FRIMCo") operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the Underlying Funds in which the LifePoints Funds may invest.

  SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (THE "FDIC") OR BY ANY OTHER GOVERNMENT AGENCY; ARE NOT OBLIGATIONS OF THE FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK; ARE NOT ENDORSED OR GUARANTEED BY ANY BANK; ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED; AND MAY FLUCTUATE IN VALUE, SO THAT WHEN THEY ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN WHEN THEY WERE PURCHASED.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Frank Russell Investment Company is organized as a Massachusetts business trust under an amended Master Trust Agreement dated July 26, 1984. The Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment funds, which interests may be offered in one or more classes. The Investment Company is a diversified, open-end management investment company, commonly known as a "mutual fund."

  This Prospectus sets forth concisely information about the Investment Company and the Class D and Class E Shares of its five LifePoints Funds that a prospective investor ought to know before investing. The Investment Company
has filed a Statement of Additional Information dated       , 1997, with the
Securities and Exchange Commission (the "SEC") which contains additional information regarding the LifePoints Funds. The Statement of Additional Information is incorporated herein by reference. The Statement of Additional Information, or a paper copy of this Prospectus, if you have received your Prospectus electronically, may be obtained without charge by writing to the Secretary, Frank Russell Investment Company, at the address shown above or by telephoning (800) 972-0700. This Prospectus should be read carefully and retained for future reference. This Prospectus relates only to the Class D and Class E Shares of the LifePoints Funds. The Funds also have authorized Class S shares which are not offered at the date of this Prospectus for public investment.

  The Statement of Additional Information, material incorporated by reference into this Prospectus, and other information regarding the Investment Company and the Funds is maintained electronically with the SEC at its Internet web site (http://www.sec.gov).

                       PROSPECTUS DATED          , 1997

  Each LifePoints Fund diversifies its assets by investing, at present, in the Class S Shares of six to eight Underlying Funds. Allocation decisions reflect FRIMCo's outlook for the economy, financial markets and the relative valuations of the Underlying Funds. Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds. Each LifePoints Fund and its investment objective are set forth below. An investor can select investments in one or more LifePoints Funds appropriate to the present investment aims, lifestyle and economic status of the investor or the investor's clients, and can use reallocation of assets among LifePoints Funds to reflect changes in these factors which occur over time.

  EQUITY BALANCED STRATEGY FUND seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

  AGGRESSIVE STRATEGY FUND seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year-to-year market values.

  BALANCED STRATEGY FUND seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

  MODERATE STRATEGY FUND seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

  CONSERVATIVE STRATEGY FUND seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

  This Prospectus describes and offers both Class D and Class E Shares of the five LifePoints Funds. The LifePoints Funds had not yet commenced operations as of May 23, 1997, and did not have any aggregate assets as of that date.

  The Investment Company's Funds had aggregate net assets of approximately $10 billion on May 5, 1997.

                       HIGHLIGHTS AND TABLE OF CONTENTS

  ANNUAL FUND OPERATING EXPENSES OF THE CLASS D AND CLASS E SHARES OF THE LIFEPOINTS FUNDS summarizes the fees paid by shareholders and provides an example showing the effect of these fees together with the indirect expenses of the Underlying Funds on a $1,000 investment over time without the manager waiver in effect. PAGE 6.

  THE PURPOSE OF THE LIFEPOINTS FUNDS is to provide a simple and effective means for an Eligible Investor to employ a diversified mutual fund investment allocation program suited to pursuing the long-term investment goals of the investor or its clients. The LifePoints Funds are especially useful for participants in tax-deferred retirement plans. The LifePoints Funds take advantage of FRIMCo's asset allocation technology, as well as the Underlying Funds' use of FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" techniques and money manager evaluation services, on an economical and efficient basis. PAGE 9.

  FRANK RUSSELL COMPANY -- CONSULTANT TO THE FUNDS has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and
(ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." PAGE 10.

  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. Each LifePoints Fund provides an additional layer of "multi-asset" diversification by allocating its assets among several Underlying Funds, most of which employ multiple money managers in pursuit of their investment objectives. PAGE 11.

  INVESTMENT OBJECTIVES AND ASSET ALLOCATION FRAMEWORKS OF THE LIFEPOINTS FUNDS are designed to meet the investment goals of long-term Eligible Investors. While the LifePoints Funds invest primarily in the Underlying Funds, each LifePoints Fund pursues a different investment objective by allocating its assets among a number of Underlying Funds which pursue a variety of their investment objectives. PAGE 12.

  INVESTMENT POLICIES, RESTRICTIONS AND RISKS OF THE LIFEPOINTS FUNDS should be considered in deciding whether to invest in a LifePoints Fund. "Fundamental" investment objectives, policies, and restrictions may not be changed without the approval of a majority of the shareholders of an affected LifePoints Fund. While the LifePoints Funds' principal investment will be in the Class S Shares of Underlying Funds, they may also invest in other types of securities. Risks associated with certain investment policies of the Underlying Funds should be considered when investing in the LifePoints Funds. PAGE 14.

  ELIGIBLE INVESTORS are principally those institutional investors and financial intermediaries which have entered into an Asset Management Services Agreement with FRIMCo and institutions or individuals who have acquired shares through such institutions or financial intermediaries and which are making a minimum aggregate investment of $5 million. Institutions and financial intermediaries selling Class E Shares of the LifePoints Funds may only offer to sell Class E Shares to certain of their clients. PAGE 16.

  GENERAL MANAGEMENT OF THE UNDERLYING FUNDS AND THE LIFEPOINTS FUNDS is provided by FRIMCo, which employs the officers and staff required to manage and administer the Underlying Funds and the LifePoints Funds on a day-to-day basis. All services necessary for the operation of the LifePoints Funds (including accounting, custody, auditing, legal and shareholder servicing) are arranged for by FRIMCo pursuant to the

Special Services Agreement (the "Services Agreement") between FRIMCo and each LifePoints Fund and each Underlying Fund in which it invests. Frank Russell Company provides to the Underlying Funds and FRIMCo comprehensive consulting and money manager evaluation services. PAGE 17.

  OPERATING EXPENSES OF THE LIFEPOINTS FUNDS are allocated among and borne by the Underlying Funds in which the LifePoints Funds invest or by FRIMCo, in either case pursuant to the Services Agreement. Except as to a 0.25% management fee and a 0.25% Shareholder Services Fee applicable to the Class D and Class E Shares and a 0.25% Rule 12b-1 distribution fee applicable only to Class D Shares, the LifePoints Funds are not subject to any operating expenses, because each LifePoints Fund's operating expense will be paid by the Underlying Funds to the extent that the Underlying Funds receive an economic benefit. Any operating expense of a LifePoints Fund in excess of the economic benefit realized by the Underlying Funds will be paid by FRIMCo. As noted above, each Lifepoints Fund has agreed to pay FRIMCo a management fee equal to 0.25% of the Fund's average daily net assets for providing investment supervisory services. Currently, this fee is being voluntarily waived by FRIMCo. In addition to the management fee, the LifePoints Funds will indirectly bear their proportionate share of operating expenses that include the management fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of management fees paid by an Underlying Fund, each of the management fees paid is based upon the services received by the respective Fund. PAGE 19.

  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS are evaluated and recommended by FRIMCo and Frank Russell Company. The money managers have complete discretion to purchase and sell portfolio securities for their segment of an Underlying Fund consistent with the Underlying Fund's investment objectives, policies and restrictions, and the specific strategies developed by Frank Russell Company and FRIMCo. The LifePoints Funds do not employ money managers, other than FRIMCo, and therefore, do not pay management fees. The determination of how the LifePoints Funds' assets will be allocated among the Underlying Funds is made by FRIMCo pursuant to each LifePoints Fund's investment objectives and policies. The LifePoints Funds, as shareholders of the Underlying Funds, benefit from the multi-style, multi-manager services provided to the Underlying Funds. PAGE 20.

  INVESTMENT OBJECTIVES, POLICIES AND RISKS OF THE UNDERLYING FUNDS should be considered when deciding whether to invest in a LifePoints Fund. "Fundamental" investment objectives, policies and restrictions may not be changed without the approval of a majority of the shareholders of an affected Underlying Fund. Risks associated with certain investment policies of the Underlying Funds, such as market volatility risk, political risk, and credit risk, are disclosed in connection with a description of the policies giving rise to such risks. PAGE 21.

  DIVIDENDS AND DISTRIBUTIONS may be reinvested in additional shares or received in cash. Dividends from net investment income are declared quarterly by each of the LifePoints Funds. All LifePoints Funds declare distributions from net realized capital gains, if any, at least annually. PAGE 27.

  INCOME TAXES PAID BY THE LIFEPOINTS FUNDS should be nominal. Taxable shareholders of the LifePoints Funds will be subject to federal taxes on dividends and capital gains distributions and may also be subject to state or local taxes. PAGE 28.

  LIFEPOINTS FUND PERFORMANCE, including yields and total return information, is calculated in accordance with formulas prescribed by the Securities and Exchange Commission. PAGE 28.

  VALUATION OF LIFEPOINTS FUND SHARES occurs each business day. Class D and Class E Shares are purchased or redeemed based upon the next computed net asset value per share of each LifePoints Fund. Unless otherwise indicated, "shares" in this Prospectus refers to the Class D and Class E Shares of the LifePoints Funds. PAGE 31.

  PURCHASE OF LIFEPOINTS FUND SHARES may be accomplished on each business day. The Class D Shares are presently subject to a management fee of 0.25%, a Rule 12b-1 distribution fee of 0.25% and a Shareholder Service Fee of up to 0.25%. The Class E Shares are presently subject to a management fee of 0.25%, and a Shareholder Service Fee of up to 0.25%. PAGE 31.

  REDEMPTION OF LIFEPOINTS FUND SHARES may be requested on any business day. There is no redemption charge. The redemption price is the next computed net asset value after receipt of the redemption request. The LifePoints Funds reserve the right to redeem in kind any portion of a redemption request. PAGE 33.

  ADDITIONAL INFORMATION is also included in this Prospectus concerning the:
Distributor, Custodian, Independent Accountants and Reports; Organization, Capitalization and Voting; and Money Manager Profiles. PAGE 36.

  The LifePoints Funds are authorized to offer one other class of shares, the Class S Shares, which is designed to meet different investor needs. Class S Shares of the LifePoints Funds are not, as of the date of this Prospectus,
being offered to investors. PAGE   .

    ANNUAL FUND OPERATING EXPENSES OF THE CLASS D AND CLASS E SHARES OF THE
                               LIFEPOINTS FUNDS

  The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Class D and Class E Shares of the LifePoints Funds will bear directly or indirectly. Each LifePoints Fund will indirectly bear its pro rata share of the expenses of the Underlying Funds in which the LifePoints Fund invests. The example provided in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                                CLASS D SHARES

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
                               FUND      FUND      FUND     FUND       FUND
                             -------- ---------- -------- -------- ------------
CLASS D SHARES SHAREHOLDER
 TRANSACTION EXPENSES:
 Sales Load Imposed on Pur-
  chases...................    None      None      None     None       None
 Sales Load Imposed on Re-
  invested Dividends.......    None      None      None     None       None
 Deferred Sales Load.......    None      None      None     None       None
 Redemption Fees...........    None      None      None     None       None
 Exchange Fees.............    None      None      None     None       None
ANNUAL CLASS D SHARES
OPERATING EXPENSES:#
(as a percentage of average
net assets)
 Management Fees ##........    0.25%     0.25%     0.25%    0.25%      0.25%
 12b-1 Fees*...............    0.25%     0.25%     0.25%    0.25%      0.25%
 Other Expenses (After Re-
  imbursement)**
  Custodian Fees (After Re-
   imbursement)**..........    None      None      None     None       None
  Transfer Agent Fees (Af-
   ter Reimbursement)**....    None      None      None     None       None
  Other Fees (After Reim-
   bursement)+ **..........    0.25%     0.25%     0.25%    0.25%      0.25%
  Total Other Expenses (Af-
   ter Reimbursement)**....    0.25%     0.25%     0.25%    0.25%      0.25%
 Total Class D Operating
  Expenses (After
  Reimbursement)** *** ##      0.75%     0.75%     0.75%    0.75%      0.75%

---------------------
# Annual Class D Shares operating expenses are estimated based on average net assets expected to be invested during the fiscal year ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

+ Class D Shares of each LifePoints Fund can pay up to 0.25% of average net assets as a Shareholder Service Fee.

## FRIMCo has voluntarily agreed to waive its Management fee of 0.25% of average net assets. This waiver is intended to be in effect through December 31, 1997 but may be revised or eliminated at any time without notice to shareholders.

* Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. See "Distribution and Shareholder Services Plans."

** The LifePoints Funds' operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below. If there were no waiver of Management fees or reimbursement of operating expenses by the Underlying Funds or FRIMCo, the estimated "Total Other Expenses" would be 5.59% for the Equity Balanced Strategy Fund, 4.91% for the Aggressive Strategy Fund, 0.76% for the Balanced Strategy Fund, 3.97% for the Moderate Strategy Fund, and 4.15% for the Conservative Strategy Fund, and the "Total Class D Operating Expenses" would have been 6.09% for the Equity Balanced Strategy Fund, 5.41% for the Aggressive Strategy Fund, 1.26% for the Balanced Strategy Fund, 4.47% for the Moderate Strategy Fund, and 4.65% for the Conservative Strategy Fund.

*** Investors purchasing Class D Shares of the LifePoints Funds through a financial intermediary, such as a bank, broker or an investment adviser, may also be required to pay additional fees to the financial intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged by the intermediary.

                                CLASS E SHARES

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
                               FUND      FUND      FUND     FUND       FUND
                             -------- ---------- -------- -------- ------------
CLASS E SHARES SHAREHOLDER
 TRANSACTION EXPENSES:
 Sales Load Imposed on Pur-
  chases...................    None      None      None     None       None
 Sales Load Imposed on Re-
  invested Dividends.......    None      None      None     None       None
 Deferred Sales Load.......    None      None      None     None       None
 Redemption Fees...........    None      None      None     None       None
 Exchange Fees.............    None      None      None     None       None
ANNUAL CLASS E SHARES OPER-
 ATING EXPENSES:#
(as a percentage of average
 net assets)
 Management Fees ##........    0.25%     0.25%     0.25%    0.25%      0.25%
 12b-1 Fees................    None      None      None     None       None
 Other Expenses (After Re-
  imbursement)**:
  Custodian Fees (After Re-
   imbursement)**..........    None      None      None     None       None
  Transfer Agent Fees (Af-
   ter Reimbursement)**....    None      None      None     None       None
  Other Fees (After Reim-
   bursement)+ **..........    0.25%     0.25%     0.25%    0.25%      0.25%
  Total Other Expenses (Af-
   ter Reimbursement)**....    0.25%     0.25%     0.25%    0.25%      0.25%
 Total Class E Operating
  Expenses (After
  Reimbursement)** *** ##..    0.50%     0.50%     0.50%    0.50%      0.50%

---------------------
# Annual Class E Shares operating expenses are estimated based on average net assets expected to be invested during the fiscal year ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

+ Class E Shares of each LifePoints Fund can pay up to 0.25% of average net assets as a Shareholder Service Fee.

## FRIMCo has voluntarily agreed to waive the Management fee of 0.25% of average net assets. This waiver is intended to be in effect through December 31, 1997 but may be revised or eliminated at any time without notice to shareholders.

** The LifePoints Funds' operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below. If there were no waiver of Management fees or reimbursement of operating expenses by the Underlying Funds or FRIMCo, the estimated "Total Other Expenses" would be 5.59% for the Equity Balanced Strategy Fund, 4.91% for the Aggressive Strategy Fund, 0.76% for the Balanced Strategy Fund, 3.97% for the Moderate Strategy Fund, and 4.15% for the Conservative Strategy Fund, and the "Total Class E Operating Expenses" would have been 5.84% for the Equity Balanced Strategy Fund, 5.16% for the Aggressive Strategy Fund, 1.01% for the Balanced Strategy Fund, 4.22% for the Moderate Strategy Fund, and 4.40% for the Conservative Strategy Fund.

*** Investors purchasing Class E Shares of the LifePoints Funds through a financial intermediary, such as a bank, broker or an investment adviser, may also be required to pay additional fees to the financial intermediary for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged by the intermediary.

  Although Class D and Class E Shares of the LifePoints Funds will be subject to a 0.25% management fee and a 0.25% Shareholder Service Fee and the Class D Shares will be subject to an additional 0.25% Rule 12b-1 distribution fee, neither class will bear any operating expenses. The operational expenses will be paid by the Underlying Funds in which they invest to the extent that an Underlying Fund receives a net reduction in its otherwise anticipated operating expenses as a result of the LifePoints Funds' investment in that Underlying Fund's shares. The operating expense-savings that are expected to be realized by the Underlying Funds from the LifePoints Funds result primarily from the assumed reduction in the number of accounts that each Underlying Fund has to maintain due to the existence of the LifePoints Funds (i.e., one account per investor as opposed to one for each Underlying Fund per investor if the investor duplicated a LifePoints Fund's investment program by investing directly in the Underlying Funds) and from the assumed reductions in investor trading activity. Any LifePoints Funds operational expenses that are in excess of the estimated savings to the Underlying Funds will be borne by FRIMCo, an arrangement that can be terminated at any time by FRIMCo in its sole discretion without notice to shareholders but which will not be terminated prior to April 30, 1998. (See "Expenses of the LifePoints Funds" for an explanation of the Special Service Agreement under which the LifePoints Funds' operating expenses are allocated among and borne by the Underlying Funds in which the LifePoints Funds invest.) However, while the LifePoints Funds are expected to operate without expense (except as to the management fee and any Rule 12b-1 and Shareholder Service Fees), shareholders in a LifePoints Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1996). Where applicable, expense ratios are restated to reflect current fees. As explained in this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.

                                                                 TOTAL OPERATING
        UNDERLYING FUND                                          EXPENSE RATIOS
        ---------------                                          ---------------
      Diversified Equity Fund...................................       .94%
      Special Growth Fund.......................................      1.19%
      Quantitative Equity Fund..................................       .93%
      International Securities Fund.............................      1.30%
      Diversified Bond Fund.....................................       .61%
      Volatility Constrained Bond Fund..........................       .76%
      Multistrategy Bond Fund...................................       .80%
      Real Estate Securities Fund...............................      1.04%
      Emerging Markets Fund.....................................      1.71%

  The following table illustrates the indirect expense ratio that each LifePoints Fund would have incurred based on its allocation strategy in the Underlying Funds for the year ended December 31, 1996 if it had been operational:

                                                                     INDIRECT
        LIFEPOINTS FUND                                           EXPENSE RATIOS
        ---------------                                           --------------
      Equity Balanced Strategy Fund..............................      1.08%
      Aggressive Strategy Fund...................................      1.05%
      Balanced Strategy Fund.....................................       .92%
      Moderate Strategy Fund.....................................       .85%
      Conservative Strategy Fund.................................       .80%

EXAMPLE:

  You would pay the following expenses on a $1,000 investment in the Class D and Class E Shares of each of the LifePoints Funds including the indirect expenses of the Underlying Funds, assuming at any time during the periods noted below (1) 5% annual return and (2) redemption at the end of each time period:

        CLASS D SHARES:                                           1 YEAR 3 YEARS
        ---------------                                           ------ -------
      Equity Balanced Strategy Fund..............................  $18     $58
      Aggressive Strategy Fund...................................  $18     $57
      Balanced Strategy Fund.....................................  $17     $53
      Moderate Strategy Fund.....................................  $16     $50
      Conservative Strategy Fund.................................  $16     $49
        CLASS E SHARES:                                           1 YEAR 3 YEARS
        ---------------                                           ------ -------
      Equity Balanced Strategy Fund..............................  $16     $50
      Aggressive Strategy Fund...................................  $16     $49
      Balanced Strategy Fund.....................................  $14     $45
      Moderate Strategy Fund.....................................  $13     $43
      Conservative Strategy Fund.................................  $13     $41

                      THE PURPOSE OF THE LIFEPOINTS FUNDS

  The LifePoints Funds have been organized to provide a simple and effective means for Eligible Investors to structure a diversified mutual fund investment allocation program that is suited to the long-term investment goals of the investor, and that permits an investor to access and use FRIMCo's and Frank Russell Company's "multi-style, multi-manager diversification" method of investment. The LifePoints Funds, by investing in the Class S Shares of the Underlying Funds, obtain FRIMCo's and Frank Russell Company's money manager evaluation services, on a pooled and cost-effective basis.

                FRANK RUSSELL COMPANY--CONSULTANT TO THE FUNDS

  Frank Russell Company, founded in 1936, has been providing comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. The Company and its affiliates have offices in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo, and have approximately 1,300 associates.

  Three functions are at the core of Frank Russell Company's consulting service:

  Objective Setting: Defining appropriate investment objectives and desired investment returns based upon the client's unique situation and tolerance for risk.

  Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in the manner most likely to achieve the client's objectives.

  Money Manager Research: Evaluating and recommending professional investment advisory and management organizations to make specific portfolio investments for each asset class in accord with the specified objectives, investment styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique with the goals of reducing risk and increasing returns.

                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  FRIMCo and Frank Russell Company believe that capital market history shows that no one particular asset class provides consistent and/or above-average total return results, either on an absolute or relative basis, over extended periods of time. For example, there are periods of time when equity securities outperform fixed-income securities, and vice versa. Similarly, there are periods when securities selected for particular characteristics, or using particular investment styles, outperform other types of securities. For example, there are periods of time when equity securities with growth characteristics outperform equities with income characteristics, and vice versa. While these performance cycles tend to repeat themselves, they do so with no regularity. The blending of asset classes and investment styles on a complementary basis can obtain more consistent returns over longer time periods with a reduction of risk (volatility), although a particular asset class or investment style--or a particular Fund investing in one asset class or using a particular style--may not achieve above-average performance at any given point in the market.

  Similarly, FRIMCo and Frank Russell Company believe financial markets generally are efficient, and few money managers have shown the ability to time the major highs and lows in the securities markets with any high degree of consistency. However, some money managers have shown a consistent ability to achieve superior results within selected asset classes and styles and have demonstrated expertise in particular areas. Thus, by combining a mix of investment styles within each asset class and then selecting money managers for their ability to invest in a particular style, the investor may seek to achieve increased returns.

  Substantial pools of investment assets are required to achieve the cost effective and efficient allocation of assets among various asset classes and investment styles, to use multiple money managers, and to support the research and evaluation efforts required to select appropriate money managers. By pooling the assets of institutions and individuals with smaller to medium-sized accounts in a series of Funds, including the LifePoints Funds, with different objectives and policies, FRIMCo believes that they are able to provide its and Frank Russell Company's multi-style, multi-manager, multi-asset diversification techniques and money manager evaluation services to Eligible Investors on a basis which is both efficient and cost effective for the investor, FRIMCo and Frank Russell Company.

  The advantages of diversifying among a mixture of investment styles and money managers are potentially even greater with the LifePoints Funds, where each LifePoints Fund will typically invest in shares of from six to eight Underlying Frank Russell Investment Company Funds. The LifePoints Funds have been created in response to increasing demand by mutual fund investors for a simple and effective means of structuring a diversified mutual fund investment program suited to their general needs. The proliferation of mutual funds has left many investors confused and in search of a simpler means to manage their investments. FRIMCo has long stressed the value of diversifying investments in a number of mutual funds (e.g., a money market fund for liquidity and price stability, a growth fund for long-term appreciation, an income fund for current income and relative safety of principal, an international fund for greater potential diversification, etc.), and has offered its advisory expertise in assisting investors to determine such issues as which mutual funds to select, how much of their assets to commit to each fund, and when to reallocate their selections.

             INVESTMENT OBJECTIVES AND ASSET ALLOCATION FRAMEWORKS
                            OF THE LIFEPOINTS FUNDS

  The investment objectives of the LifePoints Funds are subject to the investment restrictions and asset allocation policies described in this Prospectus. The investment objective of each LifePoints Fund is as follows:

  . EQUITY BALANCED STRATEGY FUND seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

  . AGGRESSIVE STRATEGY FUND seeks to achieve high, long-term capital appreciation, with low current income while recognizing the possibility of substantial fluctuations in year-to-year market values.

  . BALANCED STRATEGY FUND seeks a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

  . MODERATE STRATEGY FUND seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

  . CONSERVATIVE STRATEGY FUND seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

  The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:

                                                                     POSSIBILITY
                                                 CAPITAL                 OF
     LIFEPOINTS FUND NAME                      APPRECIATION  INCOME  FLUCTUATION
     --------------------                      ------------ -------- -----------
   Equity Balanced Strategy Fund..............     High       Low       High
   Aggressive Strategy Fund...................     High       Low       High
   Balanced Strategy Fund.....................   Moderate   Moderate  Moderate
   Moderate Strategy Fund.....................   Moderate     High    Moderate
   Conservative Strategy Fund.................     Low        High       Low

  There is no assurance that a LifePoints Fund will achieve its stated objective. The investment objective of each LifePoints Fund is fundamental and cannot be changed without the approval of a majority of shareholders of the particular LifePoints Fund.

  Each of the LifePoints Funds allocates its assets by investing in shares of a diversified group of from six to eight Underlying Funds. Each of the LifePoints Funds will adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the ranges specified below:

                              EQUITY
                             BALANCED AGGRESSIVE BALANCED MODERATE CONSERVATIVE
                             STRATEGY  STRATEGY  STRATEGY STRATEGY   STRATEGY
  UNDERLYING FUND              FUND      FUND      FUND     FUND       FUND
  ---------------            -------- ---------- -------- -------- ------------
Diversified Equity Fund....     30%       21%       16%      11%         5%
Special Growth Fund........     10%       11%        5%       2%       --
Quantitative Equity Fund...     30%       21%       16%      11%         6%
International Securities
 Fund......................     20%       19%       14%       9%         5%
Diversified Bond Fund......    --        --         25%      27%        18%
Volatility Constrained Bond
 Fund......................    --        --        --        33%        60%
Multistrategy Bond Fund....    --         18%       16%     --         --
Real Estate Securities
 Fund......................      5%        5%        5%       5%         5%
Emerging Markets Fund......      5%        5%        3%       2%         1%


        [INSERT FIVE PIE CHARTS REFLECTING UNDERLYING FUND COMPOSITION
                               IN GRAPHIC FORM,
                           OF EACH LIFEPOINTS FUND]

                       INVESTMENT POLICIES, RESTRICTIONS
                       AND RISKS OF THE LIFEPOINTS FUNDS

  Each LifePoints Fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. The LifePoints Funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval. The LifePoints Funds' allocation ranges, as described in the previous section, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval. Shareholders will be notified of any material change in such investment programs.

  Cash Reserves. Each LifePoints Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the Underlying Funds) in money market instruments and in debt securities which are at least comparable in quality to the permitted investments of the Underlying Funds which may be acquired by that LifePoints Fund. Each LifePoints Fund may also invest its cash reserves in the Investment Company's Money Market Fund. The Investment Company's Money Market Fund, described in a separate prospectus, seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term, high-grade, money market instruments. A LifePoints Fund investing in the Money Market Fund will indirectly bear its proportionate share of the management fee and other expenses incurred by the Money Market Fund.

  Repurchase Agreements. Each LifePoints Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the LifePoints Fund as collateral (102% of the amount of cash paid by the LifePoints Fund to such party at time of the agreement) should fall below the repurchase price, the LifePoints Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" below, no LifePoints Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Reverse Repurchase Agreements. Each LifePoints Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by FRIMCo to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a LifePoints Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The LifePoints Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the LifePoints Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the LifePoints Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect, subject to the limitations described in "Investment Policies--Illiquid Securities."

  Illiquid Securities. The LifePoints Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the LifePoints Funds will not invest more than 15% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. Investing in illiquid securities that are considered to be SEC Rule 144A securities could have the effect of increasing the level of a LifePoints Fund's illiquidity to the extent that qualified institutional buyers became, for a time, uninterested in purchasing such securities.

  Diversification. Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") because it invests in the securities of a limited number of mutual funds. Each of the Underlying Funds in which the LifePoints Funds may invest is a diversified investment company. Each LifePoints Fund intends to qualify as a diversified investment company for purposes of Subchapter M of the Internal Revenue Code.

INVESTMENT RESTRICTIONS OF THE LIFEPOINTS FUNDS

  The LifePoints Funds have fundamental investment restrictions which cannot be changed without shareholder approval. The principal restrictions are the following, which, unless otherwise noted, apply on a Fund-by-Fund basis at the time an investment is being made. No LifePoints Fund will:

    1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such LifePoints Fund.

    2. Invest 25% or more of the value of the LifePoints Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and shares of the Underlying Funds).

    3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, as noted below, except with respect to shares of Funds that are investment portfolios of the Investment Company.

    4. Borrow amounts in excess of 5% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes (reverse repurchase agreements are not deemed to be borrowings for the purposes of this limitation).

    5. Invest more than 15% of its net assets in illiquid securities, provided that each LifePoints Fund will not invest more than 5% of its net assets in restricted securities (other than securities eligible for resale under Rule 144A of the 1933 Act.

SPECIAL RISKS AND CONSIDERATIONS OF THE LIFEPOINTS FUNDS

  Investors should consider the following factors when investing in the LifePoints Funds:

  . The investments of each LifePoints Fund will consist primarily of shares of the Underlying Funds, so each LifePoints Fund's investment performance is directly related to the investment performances of the Underlying Funds in which the LifePoints Fund invests.

  . As a matter of policy, the LifePoints Funds will generally allocate their investments among the Underlying Funds within certain ranges. As a result, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.

  . In addition to their principal investments, some or all of the Underlying
    Funds may: invest varying percentages of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; make short sales; purchase zero coupon bonds and payment-in-kind bonds; and engage in various other investment practices which result in market risk, currency risk, and the risks of investing in foreign securities.

  . The officers, the Trustees, and FRIMCo (the investment manager of the LifePoints Funds) presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.

  . Some of the LifePoints Funds may invest in the Emerging Markets Fund, and the Aggressive Strategy Fund may invest in the Multistrategy Bond Fund. The Emerging Markets Fund may invest up to 5% of its net assets, and the Multistrategy Bond Fund may invest up to 25% of its net assets, in lower-rated securities, which are subject to the risks resulting from high yield investing.

                              ELIGIBLE INVESTORS

  Shares of the LifePoints Funds are currently offered only to Eligible Investors. These investors are principally institutional investors and financial intermediaries that have entered into Asset Management Services Agreements (collectively, the "Agreements," and each, an "Agreement") with FRIMCo or distribution agreements with the Investment Company's distributor, and institutions or individuals who acquire shares through such institutions or financial intermediaries. Employees, officers, trustees and directors of FRIMCo or of its affiliates may also invest in the LifePoints Funds.

  Broker-dealers, banks, investment advisers and other financial intermediaries selling Class E Shares of the LifePoints Funds may only offer to sell Class E Shares to certain of their clients. The initial minimum aggregate investment in the Class D or Class E Shares of any combination of the LifePoints Funds is $5 million. An investor may be eligible to purchase either Class D or Class E Shares of the LifePoints Funds if it does not meet the required initial minimum investment. FRIMCo, at its discretion, may waive the initial minimum investment for some employee benefit plans and other plans or if the requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. Investors should consult their financial intermediary for details. Each Fund reserves the right to change, as to any Fund or any class of that Fund, the categories of investors eligible to purchase shares of that Fund or class of that Fund. Institutions and financial intermediaries which may have a particular interest in the LifePoints Funds include:

  .Bank trust departments managing discretionary institutional or personal trust accounts

  .Banks, other than through their trust departments

  .Registered investment advisors

  .Endowment funds and charitable foundations

  .Broker-dealers

  .Employee welfare plans

  .Pension or profit sharing plans

  .Insurance companies

  The Agreement provides, in general, for the officers and staff of FRIMCo, using the facilities and resources of Frank Russell Company, to assist the Eligible Investor or its client to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of assets among different asset classes and different Underlying Funds by identifying the LifePoints Funds that are best suited to the Eligible Investor's long-term investment goals. Once these decisions have been made, the assets are then invested in one or more of the Funds, which may include one or more LifePoints Funds. A client may change the allocation of its assets among the Funds, including the LifePoints Funds, or withdraw some or all of its assets from the Funds at any time by redeeming Fund shares.

  Shares of the Funds generally are not offered or "retailed" directly to individual investors, although FRIMCo may enter into Agreements with individual investors. Bank trust departments, registered investment advisors, broker-dealers and other Eligible Investors ("Financial Intermediaries") which have entered into Agreements with FRIMCo may acquire shares of the Funds for their customers. FRIMCo provides objective-setting and asset-allocation assistance to such Financial Intermediaries, which in turn provide the objective-setting and asset-allocation services to their customers. These Financial Intermediaries may charge their customers a fee for providing these and possibly other trust or investment-related services. LifePoints Funds may be made available to investors other than under the terms of an Agreement, for instance, pursuant to a distribution agreement with the Investment Company's distributor.

              GENERAL MANAGEMENT OF THE UNDERLYING FUNDS AND THE
                               LIFEPOINTS FUNDS

  The Investment Company's Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Frank Russell Company and the money managers. The Investment Company's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The money managers are responsible for selection of individual portfolio securities for the assets in the Underlying Funds assigned to them.

  FRIMCo: (i) provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds; (ii) provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business, and to supervise the provision of services by third parties such as the money managers and custodian; (iii) develops the investment programs, recommends money managers to the Board of Trustees, allocates assets among money managers and monitors the money managers' investment programs and results; (iv) is authorized to select and hire portfolio managers to select individual portfolio securities held in the Underlying Funds' Liquidity Portfolios or as cash reserves for the Funds; and (v) provides the Funds with transfer agent, dividend disbursing and shareholder recordkeeping services. FRIMCo bears the expenses it incurs in providing these services (other than transfer agent, dividend disbursing and shareholder recordkeeping) as well as the costs of preparing and distributing explanatory materials concerning the Funds.

  The responsibility of overseeing the money managers rests upon the officers and employees of FRIMCo. These officers and employees, including their business experience for the past five years, are identified below:

  .Randall P. Lert, who has been Chief Investment Officer of FRIMCo since
  1989.

  . Jean E. Carter, who has been a Portfolio Manager of FRIMCo since 1994.
    From 1990 to 1994, Ms. Carter was a Client Executive in the Investment Group of the Frank Russell Company. Ms. Carter jointly with another portfolio manager identified herein has primary responsibility for management of the International, International Securities and Emerging Markets Funds.

  . James M. Imhof, Manager of Portfolio Trading of FRIMCo, who has supervised the day to day management of the Funds and ongoing analysis and monitoring of Fund money managers since 1989.

  . James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Frank Russell Company. Mr. Jornlin jointly with another portfolio manager identified herein has primary responsible for management of the Real Estate Securities Fund.

  . Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June
    1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has primary responsibility for management of the Fixed I, Fixed Income II, Fixed Income III, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, Limited Volatility Tax Free, International, International Securities and Emerging Markets Funds.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1988 to 1996, Mr. Trittin was director of the US Equity Manager Research Department with Frank Russell Company. Mr. Trittin currently with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  . C. Nola Williams, who has been a Portfolio Manager of FRIMCo since
    January 1996. From 1994 to 1995, Ms. Williams was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Williams was Senior Research Analyst with Frank Russell Company. Ms. Williams currently with another portfolio manager identified herein has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Equity T, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

  Frank Russell Company provides to the Funds and FRIMCo the asset management consulting services -- including the objective-setting and asset-allocation technology, and the money manager research and evaluation assistance -- which Frank Russell Company provides to its other consulting clients. Frank Russell Company receives no compensation from the Funds or FRIMCo for its consulting services. Frank Russell Company and FRIMCo as affiliated companies may establish certain intercompany cost allocations for budgeting and product profitability purposes which may reflect Frank Russell Company's consulting services supplied to FRIMCo.

  George F. Russell, Jr., Chairman of the Board of Trustees of the Investment Company, is the Chairman of the Board and controlling shareholder of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  The Investment Company has received an exemptive order from the SEC which permits the Investment Company, with the approval of its Board of Trustees, to engage and terminate money managers without a shareholder vote and to disclose, on an aggregate basis, the fees paid to the money managers of each Underlying Fund. The Investment Company received shareholder approval to operate under the order at a special meeting of the shareholders held on January 22, 1996.

  For its investment supervisory services, FRIMCo receives a management fee from each LifePoints Fund at the annual rate of 0.25% of the average daily net assets of each Fund, payable to FRIMCo monthly on a pro rata basis. Currently, FRIMCo has voluntarily agreed to waive all of this fee. In addition to the management fee payable by the LifePoints Funds, the LifePoints Funds will indirectly bear a proportionate share of operating expenses that include the management fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of management fees paid by an Underlying Fund, each of the management fees paid is based upon the services received by the respective Fund. As noted above, FRIMCo receives a management fee from each Underlying Fund. From this fee, FRIMCo, acting as agent for the Investment Company, is responsible for paying the money managers for their investment selection services. The remainder is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of the management fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund, 0.78%; Special Growth Fund, 0.95%; Quantitative Equity Fund, 0.78%; International Securities Fund, 0.95%; Diversified Bond Fund, 0.45%; Volatility Constrained Bond Fund, 0.50%; Multistrategy Bond Fund, 0.65%; Real Estate Securities Fund, 0.85%; and Emerging Markets Fund, 1.20%. The fees of the Underlying Funds, other than the Diversified Bond, Volatility Constrained Bond, and Multistrategy Bond Funds, may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager. FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain Underlying Funds.

                  OPERATING EXPENSES OF THE LIFEPOINTS FUNDS

  Each LifePoints Fund seeks to operate at a low operating expense ratio. While each LifePoints Fund will incur its pro rata share of the fees and expenses of the Underlying Funds in which it invests, each Underlying Fund has agreed to pay a pro rata share of the operational expenses of the LifePoints Funds that invest in the Underlying Funds, but only to the extent that the Underlying Funds receive a net reduction in its otherwise anticipated expenses from maintaining numerous investor accounts and from investor trading activity. This arrangement is subject to a Special Service Agreement (the "Service Agreement") between FRIMCo, each LifePoints Fund and the Underlying Funds in which it invests, as well as to certain voluntary expense reimbursement undertakings made by FRIMCo, which can be terminated by FRIMCo in its sole discretion, but which will not be terminated prior to April 30, 1998. Each LifePoints Fund has entered into an Investment Management Agreement with FRIMCo, as well as a Portfolio Management Agreement which governs the providing of sub-advisory services.

  The Services Agreement is entered into, on a yearly basis, between FRIMCo, the LifePoints Funds and the Underlying Funds. The Services Agreement provides that all services necessary for the operation of a LifePoints Fund (including expenses for Fund accounting, custody, auditing, legal and transfer agent services (collectively, "Operating Expenses") (but not including services covered by the management fee and any Rule 12b-1 distribution fee or Shareholder Service Fees which will be borne directly by the LifePoints Funds) will be paid by the Underlying Funds in which the LifePoints Fund invests and/or FRIMCo. In consideration of the benefits derived by the Underlying Funds from the establishment and operation of the LifePoints Funds, each of the Underlying Funds will agree to pay a portion of the LifePoints Fund Operating Expenses. The Operating Expenses will be allocated among and borne by the Underlying Funds in proportion to the average daily value of shares of the Underlying Funds owned by each LifePoints Fund, but in no event will any Underlying Fund bear Operating Expenses in excess of its estimated cost savings. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which would have been established to hold the

LifePoints Funds' assets if they had been invested directly in the Underlying Funds and the resulting reduction in shareholder servicing costs from less investor trading activity. Although such cost savings cannot be computed precisely at this time, the estimated savings to the Underlying Funds generated by the operation of the LifePoints Funds, and the consequent payments by the Underlying Funds, are expected to be sufficient to offset most, if not all, of the Operating Expenses incurred by the LifePoints Funds. Under the Services Agreement, FRIMCo has agreed to pay any Operating Expenses of the LifePoints Funds which exceed the estimated savings to each of the Underlying Funds.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  The assets of each Underlying Fund are allocated currently among the money managers listed in the section "Money Manager Profiles." THE ALLOCATION OF AN UNDERLYING FUND'S ASSETS AMONG MONEY MANAGERS MAY BE CHANGED AT ANY TIME BY FRIMCO. THE MONEY MANAGERS MAY BE EMPLOYED OR THEIR SERVICES MAY BE TERMINATED AT ANY TIME BY FRIMCO, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES OF THE INVESTMENT COMPANY.

  From its management fees, FRIMCo, as agent for the Investment Company, pays all fees to the money managers for their services to the Underlying Funds. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the quarterly average of all the assets allocated to the money manager. For the fiscal year ended December 31, 1996, management fees paid to the money managers were equivalent to the following annual rates expressed as a percentage of the average daily net assets of each Underlying Fund:
Diversified Equity Fund, 0.24%; Special Growth Fund, 0.40%; Quantitative Equity Fund, 0.21%; International Securities Fund, 0.42%; Diversified Bond Fund, 0.08%; Volatility Constrained Bond Fund, 0.18%; Multistrategy Bond Fund, 0.21%; Real Estate Securities Fund, 0.31%; and Emerging Markets Fund, 0.72%.

  Fees paid to the money managers are not affected by any voluntary expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Underlying Funds through broker-dealer affiliates. Each money manager has agreed that once the Investment Company has advanced fees to FRIMCo as agent to make payment of the money manager's fee, the money manager will look only to FRIMCo for the payment of its fee.

  The money managers are selected for the Underlying Funds based primarily upon the research and recommendations of Frank Russell Company, which evaluates quantitatively and qualitatively the manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in selecting or terminating a money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund within the Underlying Fund's investment objectives, restrictions and policies, and the more specific strategies developed by Frank Russell Company and FRIMCo. Although the money managers' activities are subject to general oversight by the Board of Trustees and officers of the Investment Company, NEITHER THE BOARD, THE OFFICERS, FRIMCO, NOR FRANK RUSSELL COMPANY EVALUATE THE INVESTMENT MERITS OF THE MONEY MANAGERS' INDIVIDUAL SECURITY SELECTIONS.

                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
                            OF THE UNDERLYING FUNDS


  Each Underlying Fund has certain "fundamental" investment objectives, restrictions and policies which may be changed only with the approval of a majority of the Underlying Fund's shareholders. Other policies reflect current practices of the Underlying Funds, and may be changed by the Underlying Funds without the approval of shareholders. Certain of the objectives, policies, and risks are described in this section, and further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment policies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a prospectus for an Underlying Fund, contact the Investment Company at 800/972-0700 (in Washington, 253/627-
7001).

  Each Underlying Fund's objective is "fundamental," as are the types of securities in which it will invest. Ordinarily, each Underlying Fund will invest more than 65% of its total assets in the types of securities identified in its statement of objectives. However, the Underlying Funds may hold assets as cash reserves for temporary and defensive purposes when their money managers deem that a more conservative approach is desirable or when suitable purchase opportunities do not exist.

                            DIVERSIFIED EQUITY FUND

  The Diversified Equity Fund's objective is to provide income and capital growth by investing principally in equity securities. The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

                              SPECIAL GROWTH FUND

  The Special Growth Fund's objective is to maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities. Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000(R) Index.

                           QUANTITATIVE EQUITY FUND

  The Quantitative Equity Fund's objectives are to provide a total return greater than the total return of the US stock market as measured by the Russell 1000(R) Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities. The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield and other fundamental characteristics are expected to be near the averages for the Index. However, the Fund's money managers may temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000(R) Index. The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

                         INTERNATIONAL SECURITIES FUND

  The International Securities Fund's objectives are to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.

  The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.

                             EMERGING MARKETS FUND

  The Emerging Markets Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies in countries having emerging markets.

  The Fund may invest in common and preferred stocks of emerging market companies, including companies involved in real estate development and gold mining. The Fund may also invest in other types of equity securities and equity derivative securities, such as convertible securities, rights, units, warrants, American Depository Receipts (ADRs) and European Depository Receipts
(EDRs). The Fund's equity securities will primarily be denominated in foreign currencies and may be held outside the United States.

  The Fund may invest up to 5% of its net assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by Standard & Poor's Rating Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or in unrated securities judged by the money managers of the Fund to be of comparable quality. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, see "Investment Policies and Risks of the Underlying Funds--High Risk Bonds" and refer to the Statement of Additional Information.

                          REAL ESTATE SECURITIES FUND

  The Real Estate Securities Fund's objective is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry. Under normal circumstances, the Fund will invest at least 65% of its total assets in income-oriented equity securities of real estate companies, which include shares of real estate investment trusts, partnership units of master limited partnerships, common and preferred stock, and convertible debt securities believed to have attractive equity characteristics. Up to 35% of the Fund's total assets may be invested in other debt securities of real estate companies.

  The Fund will concentrate more than 25% of its total assets in the real estate and real estate related industries. The Fund will therefore be subject to the risks associated with the direct ownership of real estate. Additional risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

  The Fund will attempt to be invested fully at all times. However, the Fund reserves the right to hold up to 20% of the Fund's assets in liquid reserves for redemption needs.

                             DIVERSIFIED BOND FUND

  The Diversified Bond Fund's objectives are to provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities. The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks, and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market, and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by S&P or A or Prime-2 by Moody's, or judged by the money manager to be of at least equal credit quality to those designations.

                       VOLATILITY CONSTRAINED BOND FUND

  The Volatility Constrained Bond Fund's objectives are the preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics. The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies.

  The Fund will invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes it is able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated).

  In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality issuers.

                            MULTISTRATEGY BOND FUND

  The Multistrategy Bond Fund's objective is to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities. The Fund will invest primarily in fixed-income securities, including: US government securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable and floating rate and zero coupon securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.

  The Fund may invest up to 25% of its net assets in debt securities that are rated below "investment grade" or in unrated securities judged by the money managers of the Fund to be of comparable quality. For a description of lower rated debt securities, see "Investment Policies and Risks of the Underlying Funds--High Risk Bonds" and refer to the Statement of Additional Information.

INVESTMENT POLICIES AND RISKS OF THE UNDERLYING FUNDS

  Investment in Foreign Securities. The Underlying Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

  Depository Receipts. The Underlying Funds may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

  Forward Foreign Currency Exchange Contracts ("forward currency contracts"). The International Securities, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond and Emerging Markets Funds may enter into forward currency contracts, which are agreements to exchange one currency for another--for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen--at a future date. The date

(which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that an Underlying Fund enters into a contract. The Underlying Funds may engage in forward contracts that involve a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are denominated. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. The Underlying Funds may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that the Underlying Funds' forward currency contracts are not used to achieve investment leverage, the Funds will segregate liquid assets in an amount at all times equal to or exceeding the Funds' commitment with respect to these contracts.

  Forward currency contracts will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of an Underlying Fund's portfolio securities or adversely affect the price of securities which the Funds intend to purchase at a later date. The amount the Underlying Funds may invest in forward currency contracts is limited to the amount of the Funds' aggregate investments in foreign currencies.

  Options. The Underlying Funds may purchase and sell (write) call and put options on securities and securities indexes provided such options are traded on a national securities exchange or in an over-the-counter market. The Underlying Funds may also purchase and sell put and call options on foreign currencies.

  An Underlying Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. An Underlying Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

  The purchase and writing of options involves certain risks. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

  Where an Underlying Fund writes a call option, it has, in return for the premium it receives, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

  There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position.

  Futures Contracts and Options on Futures Contracts. The Underlying Funds may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

  Each Underlying Fund may also purchase and write call options and put options on futures contracts. An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or a short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

  There are several risks associated with the use of futures and options on futures contracts for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted.

  High Risk Bonds. The Emerging Markets Fund may invest up to 5% of its net assets, and the Multistrategy Bond Fund may invest up to 25% of its net assets, in lower rated securities or in unrated securities judged by their money managers to be of comparable quality. While lower rated securities generally offer a higher yield than that available from higher grade issues, lower rated debt securities also involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. For additional information, please refer to the Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  The Board of Trustees presently intends that dividends will be declared from net investment income and net short-term capital gains, if any, for each LifePoints Fund on a quarterly basis, with payment being made sometime in:
April, July, October and December.

  Dividends paid by a LifePoints Fund with respect to its Class D and Class E Shares are calculated in the same manner and at the same time. Both Class D and Class E Shares will share proportionally in any investment income and expenses of a LifePoints Fund, except that the per share dividends of Class D Shares will ordinarily be less than the per share dividends of Class E Shares as a result of the Rule 12b-1 distribution fees charged to Class D Shares.

CAPITAL GAINS DISTRIBUTIONS

  The Board intends that distributions will be declared from capital gains through October 31 (excess of capital gains over capital losses) annually, generally in mid-December. In addition, in order to satisfy certain distribution requirements, a LifePoints Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a LifePoints Fund and received by shareholders on December 31 of the prior year. Capital gains realized during November and December will be distributed during the month of February of the following year.

  In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the Funds' allocation percentages.

  Investors should be aware that by purchasing shares shortly before the record date of a dividend or capital gains distribution, they will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gains distribution. Investors should also be aware that all shareholders, new and old alike, will share in and be taxed on distributions of gain realized by a LifePoints Fund on the sale of securities that have increased in value.

AUTOMATIC REINVESTMENT

  All dividends and distributions will be automatically reinvested, at the net asset value per share at the close of business on the record date, in additional shares of the LifePoints Fund paying the dividend or making the distribution, unless a shareholder elects to have dividends or distributions paid in cash or invested in another Fund. Any election may be changed by delivering written notice no later than ten days prior to the payment date to Frank Russell Investment Management Company, the Investment Company's transfer and dividend paying agent (the "Transfer Agent"), at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                     TAXES

  Each LifePoints Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code (the "Code"). By distributing substantially all of its net investment income and capital gains to shareholders and meeting certain other requirements, a LifePoints Fund will generally not be liable for federal income or excise taxes. The LifePoints Funds may be subject to nominal, if any, state and local taxes.

  For taxable shareholders: Dividends from net investment income and short-term capital gains will be taxable as ordinary dividends, whether paid in cash or reinvested in additional shares. Long-term capital gains distributions declared by the Investment Company's Board are taxed as long-term gains regardless of the length of time a shareholder has held such shares. Distributions paid in excess of a LifePoints Fund's earnings will be treated as a non-taxable return of capital. Dividends and distributions may otherwise also be subject to state or local taxes.

  The sale of shares of a LifePoints Fund is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of a LifePoints Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

  Shareholders of the LifePoints Funds will be notified after each calendar year of the amounts of ordinary income dividends and long-term capital gains distributions, including any amounts which are deemed paid on December 31 of the prior year.

  A LifePoints Fund is required to withhold 31% of all taxable dividends, distributions and redemption proceeds payable to any non-corporate shareholder which does not provide the LifePoints Fund with the shareholder's certified taxpayer identification number or required certifications or which is subject to backup withholding.

  Shareholders who are not US persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of income, estate or other taxes (including income tax withholding) on their investment in a LifePoints Fund or on dividends and distributions received by them from a LifePoints Fund and the application of foreign tax laws.

  Shareholders should consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of a LifePoints Fund and distributions and redemption proceeds received from a LifePoints Fund.

  Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the Statement of Additional Information.

                        CALCULATION OF FUND PERFORMANCE

  From time to time, the LifePoints Funds may advertise their performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period, and includes all recurring fees that are charged to all shareholder accounts.

  Performance will be calculated separately for Class D and Class E Shares of the LifePoints Funds. The Class D Shares have different expenses from the Class E Shares which may affect performance.

  The Moderate and Conservative Strategy Funds also may from time to time advertise their yields. Yield, which is based on historical earnings and is not intended to indicate future performance, is calculated by dividing the net investment income per share earned during the most recent 30-day (or one month) period by the maximum offering price per share on the last day of the month. This income is then annualized. That is, the amount of income generated by the investment during that 30-day (or one month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in a LifePoints Fund's portfolio. The calculation includes all recurring fees that are charged to all shareholder accounts.

  Each LifePoints Fund may also advertise non-standardized performance information which is for periods in addition to those required to be presented.

FRIMCO'S HISTORICAL PERFORMANCE

  Since the LifePoints Funds are new portfolios, there is no information regarding their past investment performance. However, FRIMCo has a history of investment performance managing model investment portfolios with investment objectives, strategies, policies, and restrictions substantially similar to those of the LifePoints Funds. Set forth below are historical performance data provided by FRIMCo pertaining to those model investment portfolios. The data is provided to illustrate FRIMCo's past performance in managing similar portfolios. The results presented are not intended to predict or suggest the return to be experienced by any LifePoints Fund or the return an individual investor might achieve by investing in a LifePoints Fund. A LifePoints Fund's investment returns may differ from those of the relevant model portfolio because, among other things, the LifePoints Fund's fees and expenses may differ from those of the applicable portfolio.

                          PERCENTAGE TOTAL RETURNS/1/

                       PERIODS ENDING DECEMBER 31, 1996
                                  (UNAUDITED)

                                                       ANNUALIZED
                                          ------------------------------------
                                          ONE  FIVE   TEN  INCEPTION INCEPTION
                                          YEAR YEARS YEARS  TO DATE    DATE
                                          ---- ----- ----- --------- ---------
FRANK RUSSELL INVESTMENT COMPANY ASSET
 ALLOCATION MODEL:
EQUITY BALANCED MODEL
 FRIC Equity Balanced Fund comparable ... 19.7 13.8  13.1     --      9/5/85
AGGRESSIVE STRATEGY MODEL
 FRIC Aggressive Strategy Fund comparable
  ....................................... 16.5 12.5  12.5     --      9/5/85
BALANCED STRATEGY MODEL
 FRIC Balanced Strategy Fund comparable
  ....................................... 13.1 10.8  11.3     --      9/5/85
MODERATE STRATEGY MODEL
 FRIC Moderate Strategy Fund comparable.. 10.5  9.3  10.0     --      9/5/85
CONSERVATIVE STRATEGY MODEL
 FRIC Conservative Strategy Fund compara-
  ble ...................................  8.1  --    --      8.1     1/1/96

---------------------

1 Performance is calculated based on the SEC standardized method. Periods of 12 months and over are annualized. Total returns of model portfolios are presented gross of fees and expenses, and do not reflect deductions of any management fees and Rule 12b-1 or Shareholder Services Fees, which are deducted from net asset value of the Class D or Class E Shares of the LifePoints Funds. The performance for a model portfolio would have been reduced if such Fees had been deducted. Model portfolio performance is based upon the actual mix of Underlying Funds recommended at each specific point in time, which may differ slightly from the current mix. Detail of the changes is available upon request. The Underlying Funds in existence for less than the time periods shown were added to the mix on the following dates: Quantitative Equity Fund, 07/01/87; Real Estate Securities Fund, 01/01/90; Multistrategy Bond Fund, 02/01/93; and Emerging Markets Fund, 04/01/95 (Fund performance for the Emerging Markets Fund is calculated gross of investment services fees, descriptions of which can be obtained from FRIMCo. Investment services fees will reduce performance). Equity Income Fund was removed from the Conservative, Moderate, Balanced, and Aggressive model portfolios as of January 1, 1996.

                      VALUATION OF LIFEPOINTS FUND SHARES

NET ASSET VALUE PER SHARE

  The net asset value per share is calculated for shares of each class of each LifePoints Fund on each business day on which shares are offered or orders to redeem are tendered. For all Funds, a business day is one on which the New York Stock Exchange is open for trading. Net asset value per share is computed for the Class D and Class E Shares by dividing the current value of the LifePoints Fund's assets (i.e., shares of the Underlying Funds plus any other assets held in the portfolio) attributable to a particular class, less liabilities attributable to that class, by the number of shares of the class outstanding, and rounding to the nearest cent. All Funds determine net asset value as of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

VALUATION OF PORTFOLIO SECURITIES

  Money market instruments held by a LifePoints Fund and maturing within 60 days of the valuation date are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The LifePoints Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act. Such money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the LifePoints Fund would receive if it sold the instrument.

                      PURCHASE OF LIFEPOINTS FUND SHARES

  Shares of the LifePoints Funds are sold on each business day at the net asset value next determined after an order is received in proper form, and the order has been accepted. All purchases must be made in US dollars. The LifePoints Funds reserve the right to reject any purchase order.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

  Under a distribution plan (the "Distribution Plan") for the Class D Shares, the Investment Company may pay to the distributor, or any banks, broker-dealers or other financial institutions that have entered into sales support agreements ("Selling Agents"), an amount (the "12b-1 Fee") for the Selling Agents' activities or expenses primarily intended to result in the sale of the Class D Shares of the LifePoints Funds subject to the Distribution Plan. The 12b-1 Fee payments are calculated daily and paid quarterly by the Investment Company, at an annual rate of up to 0.75% of the average daily net assets of a LifePoints Fund's Class D Shares. At the present time, the Board of Trustees has presently determined to limit payments under the Distribution Plan to 0.25% of average daily net assets. The 12b-1 Fee may only be increased when the Trustees determine that it is in the best interests of shareholders of the Class D Shares of the LifePoints Funds to do so.

  The 12b-1 Fees may be used to compensate (a) Selling Agents for sales support services provided, and related expenses incurred with respect to, Class D Shares, by such Selling Agents, and (b) the distributor for distribution services provided by it, and related expenses incurred, including payments by the distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan.

As such, the Investment Company makes no payments to the distributor except as described above. Therefore, the Investment Company does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Investment Company, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Investment Company under the Distribution Plan.

  In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the distributor or any investment advisors, banks, broker-dealers, financial planners or other financial institutions ("Servicing Agents") for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class D or Class E Shares of the LifePoints Funds. Payments under the Services Plan are calculated daily and paid quarterly by the Investment Company, at an annual rate of up to 0.25% of the average daily net assets of a LifePoints Fund's Class D or Class E Shares.

ORDER PROCEDURES

  Orders by all eligible investors (except for participants in the Three Day Settlement Program described below) to purchase LifePoints Funds shares must be received by the Transfer Agent, either by telephone, mail or entry into the shareholder recordkeeping system on a day when shares of the Funds are offered and orders in proper form accepted prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Payment Procedures: Payment for the purchase of Fund shares must be received by the Funds' Transfer Agent or custodian, depending on the method of payment, on the day the order is accepted (except for participants in the Three Day Settlement Program described below). There are several ways to pay for orders for the Funds:

  Federal Funds Wire. Payment for orders may be made by wiring federal funds to the Funds' custodian, State Street Bank and Trust Company (the
"Custodian").

  Automated Clearing House ("ACH"). Payment for orders may be made through the ACH to the Custodian. However, funds transferred by ACH may or may not be converted into federal funds the same day depending on the time the funds are received and on the bank wiring the funds. If the funds are not converted the same day, they will be converted the next business day. Therefore, the order would be placed the next business day.

  Check. Payment for orders may be made by check or other negotiable bank draft payable to "Frank Russell Investment Company" and mailed to a Financial Intermediary or the Transfer Agent, P.O. Box 1591, Tacoma, WA 98401-1591. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. Investments in the Funds will be effected upon receipt of the check or draft by the Transfer Agent when the check or draft is received prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time). When the check or draft is received by the Transfer Agent after the close of the New York Stock Exchange, the order will be effected on the following business day.

THREE DAY SETTLEMENT PROGRAM

  The Investment Company will accept orders from financial institutions to purchase Class D or Class E Shares of the LifePoints Funds for settlement on the third business day following the receipt of an order to be paid by federal wire if the financial institution has agreed in writing to indemnify the LifePoints Funds against any losses as a result of nonreceipt of payment. For further information on this program, contact the Investment Company.

THIRD PARTY TRANSACTIONS

  Investors purchasing LifePoints Fund shares through a program of services offered by a Financial Intermediary, such as a bank, broker-dealer, or others, may be required to pay additional fees by such Intermediary. Investors should contact such Financial Intermediary for information concerning what additional fees, if any, may be charged.

EXCHANGE PRIVILEGE

  Shareholders may exchange Class D or Class E Shares of any LifePoints Fund offered by this Prospectus for shares of the same class of another LifePoints Fund offered by this Prospectus on the basis of current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by the Investment Company through another prospectus under certain conditions and only in states where the exchange may legally be made. For additional information, including a prospectus of other Investment Company Funds, contact a Financial Intermediary or the Investment Company. Exchanges may be made (i) by telephone if the registrations of the two accounts are identical; or (ii) in writing addressed to the Investment Company.

  An exchange is a redemption of the shares and is treated as a sale for income tax purposes, and a short or long-term capital gain or loss may be realized. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request). Each investor is encouraged to talk with the investor's tax advisor.

                     REDEMPTION OF LIFEPOINTS FUND SHARES

  SHAREHOLDERS UNCERTAIN OF REQUIREMENTS FOR REDEMPTION SHOULD TELEPHONE THE FINANCIAL INTERMEDIARY FROM WHOM THEY RECEIVED THIS PROSPECTUS OR THE FUNDS AT
(800) 972-0700; IN WASHINGTON (253) 627-7001.

  Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in proper form as described below.

  Payment will ordinarily be made in seven days. Generally, redemption proceeds will be wire-transferred to the shareholder's account or to an alternate account provided such request is given to the Transfer Agent in proper form, at a domestic commercial bank which is a member of the Federal Reserve System. Although the Funds currently do not charge such a fee, the Funds reserve the right to charge a fee for the cost of wire-transferred redemptions of less than $1,000. Payment for redemption requests of recent investments made by check may be withheld for up to 15 days after the date of purchase to assure that checks in payment for orders to purchase shares are collected by the Funds. Upon request, redemption proceeds will be mailed to the shareholder's address of record or to an alternate address provided such request is sent to the Transfer Agent in proper form.

  Request Procedures. Requests by all investors to redeem Investment Company Fund shares must be received by the Transfer Agent, either by telephone, mail, entry into the shareholder recordkeeping system, or through the Systematic Withdrawal Payment Program on the days requests to redeem are tendered prior to the close of the New York Stock Exchange (currently 4:00 p.m. Eastern time).

  Requests for redemption by telephone or entry into the shareholder recordkeeping system must follow the procedures set forth in the Account Registration and Investment Instruction Form, or alternate procedures may be followed provided such requests are given to the Transfer Agent in proper form. In the unexpected event telephone lines are unavailable, shareholders should use the mail redemption procedures described below.

  Mail. Redemption requests may be made in writing directly to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401. The redemption price will be the net asset value next determined after receipt by FRIMCo of all required documents in good order. "Good order" means that the request must include the following:

    A. A letter of instruction or a stock assignment designating specifically the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which they appear on the account, together with a guarantee of the signature of each owner by a bank, trust company or member of a recognized stock exchange; and

    B. Such other supporting legal documents as are required by applicable law in the case of estates, trusts, guardianships, custodianships, corporations, and pension and profit sharing plans.

  Systematic Withdrawal Payment. The Systematic Withdrawal Payment ("SWP") program is an automated method for redeeming a predetermined dollar amount from a Fund shareholder account to meet a standing request. The program can be used to meet any request for periodic distributions of assets from Fund shareholder accounts.

  SWP Offering Date and Payment Procedures. SWP distributions occur once a month and are paid by wire or check, according to the instructions provided on the SWP form. If a client has more than one Fund from which a SWP is to be received, the client will receive one wire or check for each SWP Fund. SWP transactions are recorded on the twenty-fifth day of each month. If the twenty-fifth day falls on a weekend or holiday, the transaction will be recorded on the preceding business day. SWP payment dates are the first business day after the trade date.

  Distribution Frequency. Payments can be scheduled as monthly, quarterly, semiannual or annual distributions.

  SWP Distribution by Wire. Federal Funds Wire payments will be sent to the designated bank on the payment date.

  SWP Distribution by Check. Checks will be sent by US Postal Service first class mail, to the requested address on the payment date.

  A Systematic Withdrawal Payment form must be completed and mailed to the Financial Intermediary from whom this prospectus was obtained or Frank Russell Investment Management Company, Attention: Frank Russell Investment Company, Operations Department, P.O. Box 1591, Tacoma, WA 98401-1591. The Systematic Withdrawal Payment form must be received by Frank Russell Investment Management Company five business days before the initial distribution date.

  Redemption in Kind. A Fund may pay any portion of the redemption amount by a distribution in kind of securities from the Fund's portfolio, in lieu of cash. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if any unlikely emergency conditions, as specified in the 1940 Act or determined by the SEC, should develop.

                            ADDITIONAL INFORMATION

DISTRIBUTOR, CUSTODIAN, INDEPENDENT ACCOUNTANTS, AND REPORTS

  Russell Fund Distributors, Inc., a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, holds all portfolio securities and cash assets of the Funds, and provides portfolio recordkeeping services. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the LifePoints Funds.

  Coopers & Lybrand L.L.P., Boston, Massachusetts, are the Funds' independent accountants. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Coopers & Lybrand L.L.P. Shareholders may also receive additional reports concerning the LifePoints Funds, or their accounts, from FRIMCo.

ORGANIZATION, CAPITALIZATION AND VOTING

  The Investment Company was organized as a Maryland corporation on March 6, 1981, and commenced offering shares on October 15, 1981. On January 2, 1985, the Investment Company reorganized by changing its domicile and legal status to a Massachusetts business trust and now operates under an amended Master Trust Agreement dated July 26, 1984. Frank Russell Company has the right to grant the nonexclusive use of the name "Frank Russell" or any derivation thereof to any other investment company or other business enterprise, and to withdraw from the Investment Company the use of the name "Frank Russell."

  The Investment Company issues shares of beneficial interest divisible into an unlimited number of funds, each of which funds is a separate trust under Massachusetts law, and the funds' shares may be offered in multiple classes. Shares of each class of a Fund represent proportionate interests in the assets of that Fund attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to such dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a Fund has one vote; there are no cumulative voting rights. There are no annual meetings of shareholders, but special meetings may be held. On any matter which affects only a particular Fund or class, only shareholders of that Fund or class, as applicable, will vote, unless otherwise required by the 1940 Act or the amended Master Trust Agreement.

  In addition to offering Class D and Class E Shares, the LifePoints Funds are authorized to offer beneficial interests in Class S Shares. Class S Shares are, as of the date of this Prospectus, not offered for public investment.

  The Trustees hold office for the life of the Investment Company. A Trustee may resign or retire, and a Trustee may be removed at any time by, in substance, a vote of two-thirds of the Investment Company shares. A vacancy in the Board of Trustees shall be filled by the vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders.

  At May 20, 1997, FRIMCo may be deemed by the 1940 Act to control the LifePoints Funds because it owns more than 25% of the voting shares.

                             MONEY MANAGER PROFILES

  The money managers have no other affiliations with the Underlying Funds, FRIMCo, or with Frank Russell Company. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Investment Company Funds, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.

                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by AXA, a French insurance holding company.

  Barclays Global Investors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

  INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308, Peachtree is a unit of the Smith Barney Asset Management division of Smith Barney Inc., which is a wholly owned subsidiary of Travelers Group Inc.

  Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. As of the date of this Prospectus, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Mr. Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

  Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                              SPECIAL GROWTH FUND

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

  Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment advisor registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment advisor. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

  Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a private Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John
R. Ryan

                           QUANTITATIVE EQUITY FUND

  Barclays Global Investors, See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104, is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank
Corporation.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                         INTERNATIONAL SECURITIES FUND

  J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

  Marathon Asset Management Limited, Orion House, 5 Upper St. Martins Lane., London, England WC2H 9EA, is a corporation 33.3% owned by each of the following: Jeremy Hosking, William Arah and Neil Ostrer.

  Oechsle International Advisors, One International Place, 44th Floor, Boston, MA 02110, is a limited partnership which is 100% controlled by its general partners. The general partners are: S. Dewey Keesler, Stephen P. Langer, Walter Oechsle, L. Sean Roche, Steven H. Schaefer and Tetsuo Shiozumi.

  Rowe Price-Fleming International, Inc., 100 East Pratt Street, 9th Floor, Baltimore, MD 21202, and 4th Floor, 25 Copthall Ave., London, England EC2R 7DR, which is a joint venture of T. Rowe Price Associates, Inc., and The Fleming Group, each of which owns 50% of the company. Ownership of The Fleming Group holding is split equally between Copthall Overseas Limited, a subsidiary of Robert Fleming Holdings, and

Jardine Fleming International Holdings Limited, a subsidiary of Jardine Fleming Holdings. Robert Fleming Holdings is a London-based UK holding company with the majority of the shares distributed: 51% to public companies and 38% to the Fleming family. Jardine Fleming is a Hong Kong-based holding company which is owned 50% by Robert Fleming Holdings and 50% by Jardine Matheson & Co., the Hong Kong trading company, a wholly owned subsidiary of Jardine Matheson Holdings Limited. The stock of T. Rowe Price Associates, Inc., is publicly traded with a substantial percentage of such stock owned by the company's active management.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  The Boston Company Asset Management, Inc., One Boston Place, Boston, MA 02108, is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

  Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd. is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and associated interests and the balance held by outside shareholders, with the largest single holding being 15%.

  J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

  Montgomery Asset Management, L.P., 600 Montgomery Street, 17th Floor, San Francisco, CA 94111, is a California limited partnership and a registered investment advisor. Montgomery Asset Management, Inc. is the general partner of Montgomery Asset Management, L.P. and Montgomery Group Holdings, L.L.C. is the sole limited partner. Montgomery Asset Management, Inc. and Montgomery Group Holdings, L.L.C. may be deemed control persons of Montgomery Asset Management, L.P.

                          REAL ESTATE SECURITIES FUND

  Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017, is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

  AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803, is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly-held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, See: Diversified Equity Fund.

  Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

  Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111, whose ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                       VOLATILITY CONSTRAINED BOND FUND

  BlackRock Financial Management, 345 Park Ave., 31st Floor, New York, NY 10154, is a wholly-owned indirect subsidiary of PNC Bank.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  STW Fixed Income Management Ltd., Trinity Hall, 43 Cedar Avenue, Hamilton HM KX, Bermuda, is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                            MULTISTRATEGY BOND FUND

  BEA Associates, 153 East 53rd Street, 58th Floor, New York, NY 10022, is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner, and is a wholly owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment advisor.

  Pacific Investment Management Company, See: Diversified Bond Fund.

  Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATIONS THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUNDS OR THE MONEY MANAGERS SINCE THE DATE HEREOF; HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                        FRANK RUSSELL INVESTMENT COMPANY
                     909 A STREET, TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001

                                 MONEY MANAGERS

DIVERSIFIED EQUITY                           REAL ESTATE SECURITIES
Alliance Capital Management L.P.             Cohen & Steers Capital Management
Barclays GlobalInvestors                     AEW Capital Management, L.P.
Equinox Capital Management, Inc.
INVESCO Capital Management, Inc.             EMERGING MARKETS
Lincoln Capital Management Company           Genesis Asset Managers, Ltd.
Peachtree Asset Management                   J.P. Morgan Investment Management, Inc.
Schneider Capital Management                 Montgomery Asset Management, L.P.
Suffolk Capital Management, Inc.
Trinity Investment Management Corporation    MANAGER, TRANSFER AND DIVIDEND PAYING
                                              AGENT
SPECIAL GROWTH                               Frank Russell Investment Management
Delphi Management, Inc.                       Company
Fiduciary International, Inc.                909 A Street
GlobeFlex Capital, L.P.                      Tacoma, Washington 98402
Jacobs Levy Equity Management, Inc.
Sirach Capital Management, Inc.              CONSULTANT
Wellington Management Company, LLP           Frank Russell Company
                                             909 A Street
QUANTITATIVE EQUITY                          Tacoma, Washington 98402
Barclays Global Investors
Franklin Portfolio Associates LLC            DISTRIBUTOR
J.P. Morgan Investment Management, Inc.      Russell Fund Distributors, Inc.
                                             909 A Street
INTERNATIONAL SECURITIES                     Tacoma, Washington 98402
J.P. Morgan Investment Management, Inc.
Marathon Asset Management Limited            INDEPENDENT ACCOUNTANTS
Oechsle International Advisors               Coopers & Lybrand L.L.P.
Rowe Price-Fleming International, Inc.       One Post Office Square
Sanford C. Bernstein & Co., Inc.             Boston, Massachusetts 02109
The Boston Company Asset Management, Inc.
                                             LEGAL COUNSEL
DIVERSIFIED BOND                             Stradley, Ronon, Stevens & Young, LLP
Lincoln Capital Management Company           2600 -- One Commerce Square
Pacific Investment Management Company        Philadelphia, Pennsylvania 19103-7098
Standish, Ayer & Wood, Inc.
                                             OFFICE OF SHAREHOLDER INQUIRIES
VOLATILITY CONSTRAINED BOND                  909 A Street
BlackRock Financial Management               Tacoma, Washington 98402
Standish, Ayer & Wood, Inc.                  (800) 972-0700
STW Fixed Income Management Ltd.             In Washington (253) 627-7001

MULTISTRATEGY BOND
BEA Associates
Pacific Investment Management Company
Standish, Ayer & Wood, Inc.


                                 Information Required
                                 in a Statement of
                                      Additional
Part B                               Information         Statement Caption
------                          ---------------------    -----------------
 10                             Cover Page               Cover Page
 11                             Table of Contents        Table of Contents
 12                             General Information      Not Applicable
                                and History
 13                             Investment Objectives
                                and Policies
   (a)                                                   Investment Restrictions, Policies
                                                         and Certain Investments
   (b)                                                   Investment Restrictions, Policies
                                                         and Certain Investments
    (c)                                                  Investment Restrictions, Policies
                                                         and Certain Investments
    (d)                                                  Operation of Investment Company - Portfolio
                                                         Turnover Rate
  14                            Management of the Fund
    (a)                                                  Structure and Governance - Trustees
                                                         and Officers
    (b)                                                  Structure and Governance - Trustees
                                                         and Officers
    (c)                                                  Not applicable
 15                             Control Persons and
                                Principal Holders of
                                Securities
   (a)                                                   Structure and Governance - Controlling Shareholders
   (b)                                                   Structure and Governance - Controlling Shareholders
   (c)                                                   Structure and Governance - Controlling Shareholders
  16                            Investment Advisory
                                and Other Services
   (a)                                                   Operation of Investment Company - Consultant,
                                                         Manager; (Prospectus) - General Management of
                                                         the Funds; Money Manager Profiles
   (b)                                                   Operation of Investment Company - Consultant,
                                                         Manager; (Prospectus) - General Management of
                                                         the Funds; The Money Managers
   (c)                                                   Not Applicable
   (d)                                                   Not Applicable
   (e)                                                   Not Applicable
   (f)                                                   Not Applicable
   (g)                                                   Not Applicable
   (h)                                                   Operation of Investment Company - Custodian;
                                                         (Prospectus) Additional Information - Custodian, Accountants
                                                         and Reports
   (i)                                                   Operation of Investment Company - Custodian,
                                                         Transfer Agent; (Prospectus) Additional
                                                         Information - Custodian, Accountants and Reports
 17                             Brokerage Allocation
                                and Other Practices
   (a)                                                   Operation of Investment Company - Brokerage
                                                         Allocations, Brokerage Commissions
   (b)                                                   Operation of Investment Company - Brokerage
                                                         Commissions


                                 Information Required
                                  in a Statement of
                                      Additional
Part B                                Information            Statement Caption
------                           ---------------------       -----------------
(c)                                                            Operation of Investment Company - Brokerage Allocations
(d)                                                            Operation of Investment Company - Brokerage Commissions
(e)                                                            Operation of Investment Company - Brokerage Commissions
 18                             Capital Stock and
                                Other Securities
(a)                                                            Structure and Governance - Organization and Business History
(b)                                                            Not Applicable
 19                             Purchase, Redemption
                                and Pricing of
                                Securities Being
                                Offered
(a)-(c)                                                        Operation of Investment Company - Valuation of Fund
                                                               Shares; Annual Report to Shareholders; Financial Statements;
                                                               (Prospectus) Eligible Investors; Valuation of Fund Shares;
                                                               Redemption of Shares
 20                             Tax Status                     Taxes
 21                             Underwriters
(a)                                                            Operation of Investment Company - Distributor
(b)                                                            Not Applicable
(c)                                                            Not Applicable
 22                             Calculations of
                                Performance Data
(a)                             Money Market Funds            Yield and Total Return Quotations
(b)                             Other Registrations           Yield and Total Return Quotations
 23                             Financial Statements          Annual Report to Shareholders; Financial Statements

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone (800) 972-0700

                                LIFEPOINTS FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                              _____________, 1997

Frank Russell Investment Company is a single legal entity organized as a Massachusetts business trust. The Investment Company operates 28 different investment portfolios referred to as "Funds." The Investment Company offers shares of beneficial interest in the Funds in five separate prospectuses.


This Statement of Additional Information ("Statement") describes both the Class D and Class E Shares of the five Funds listed below (the "LifePoints Funds"), each of which invests in different combinations of other Funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents. As of the date of the Statement, the Investment Company offers Class D and Class E Shares in the following LifePoints Funds:


                     FUND                    PROSPECTUS DATE
                     ----                    ---------------

         Equity Balanced Strategy Fund        ________, 1997
           Aggressive Strategy Fund           ________, 1997
            Balanced Strategy Fund            ________, 1997
            Moderate Strategy Fund            ________, 1997
          Conservative Strategy Fund          ________, 1997


The LifePoints Funds were not offered for public investment prior to the date of this Statement. The Underlying Funds commenced operations on the date set forth below opposite the respective Fund's name:


                     FUND                    INCEPTION DATE
                     ----                    --------------
             Diversified Equity Fund        September 5, 1985
               Special Growth Fund          September 5, 1985
            Quantitative Equity Fund           May 15, 1987
          International Securities Fund     September 5, 1985
               Diversified Bond Fund        September 5, 1985
         Volatility Constrained Bond Fund   September 5, 1985
             Multistrategy Bond Fund         January 29, 1993
           Real Estate Securities Fund        July 28, 1989
              Emerging Markets Fund          January 29, 1993

The Underlying Funds, and the Investment Company's other Funds, had aggregate net assets of approximately $10 billion on May 5, 1997.


Each of the LifePoints Funds presently offers interests in Class D and Class E Shares. While each of the LifePoints Funds is authorized to offer shares of beneficial interest in one other class of shares, the Class S Shares, such class of shares is not presently offered for public investment. This Statement relates solely to the Class D and Class E Shares of the LifePoints Funds.


This Statement supplements or describes in greater detail information concerning the Investment Company, the LifePoints Funds, the Underlying Funds and the Class D and Class E Shares contained in the Prospectus of the LifePoints Funds dated ________, 1997. This Statement is not a prospectus; the Statement should be read in conjunction with the LifePoints Funds' Prospectus. The Prospectus may be obtained without charge by telephoning or writing your financial intermediary or to the Investment Company at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS

                                                            Page
STRUCTURE AND GOVERNANCE......................................
  Organization and Business History...........................
  Shareholder Meetings........................................
  Controlling Shareholders....................................
  Trustees and Officers.......................................


OPERATION OF THE INVESTMENT COMPANY...........................
  Service Providers...........................................
  Consultant..................................................
  Manager.....................................................
  Money Managers..............................................
  Distributor.................................................
  Custodian...................................................
  Transfer and Dividend Disbursing Agent......................
  Independent Accountants.....................................
  Plan Pursuant to Rule 18f-3.................................
  Distribution Plan...........................................
  Shareholder Services Plan...................................
  Underlying Fund Expenses....................................
  LifePoints Fund Operating Expenses..........................
  Valuation of the LifePoints Fund Shares.....................
  Pricing of Securities.......................................
  Portfolio Turnover Rates of the LifePoints Funds............
  Portfolio Transaction Policies of the Underlying Funds......
  Brokerage Allocations.......................................
  Brokerage Commissions.......................................
  Yield and Total Return Quotations...........................


INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE
LIFEPOINTS FUNDS
  Investment Restrictions.....................................
  Investment Policies and Practices of the LifePoints Funds...

INVESTMENT POLICIES OF THE UNDERLYING FUNDS
  Investment Practices........................................

TAXES.........................................................

RATINGS OF DEBT INSTRUMENTS...................................

                                 STRUCTURE AND GOVERNANCE

Organization and Business History. The Investment Company commenced business
---------------------------------
operations as a Maryland corporation in October 1981 and on January 2, 1985 reorganized as a Massachusetts business trust.

The Investment Company is currently organized and operates under an amended Master Trust Agreement dated July 26, 1984 and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of the Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of the Investment Company or Fund, respectively.

The Investment Company is authorized to issue shares of beneficial interest, and may divide the shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem shares in a Fund under circumstances set forth in the Master Trust Agreement.


The Investment Company's Funds are authorized to issue shares of beneficial interest in one or more classes. Each of the five LifePoints Funds described in this Statement offers shares of beneficial interest in the Class D and Class E Shares. The Class D and Class E Shares are both subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 Fee of up to 0.75% (presently limited to 0.25%). While the LifePoints Funds are authorized to offer shares of beneficial interest in another class of shares--the Class S Shares--those shares are not currently available for public investment. Unless otherwise indicated, "shares" in this Statement refers to the Class D and Class E Shares of the LifePoints Funds.


Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that the Investment Company shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Shareholder Meetings. The Investment Company will not have an annual meeting of
--------------------
shareholders, but special meetings may be held. Special meetings may be convened by (i) the Board of Trustees, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding shares by giving notice of the special meeting to shareholders.

Controlling Shareholders. The Trustees have the authority and responsibility to
------------------------
manage the business of the Investment Company, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of the Investment Company shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" the Investment Company.


The following shareholders owned 5% or more of the voting shares of the Investment Company or of the Underlying Funds at May 30, 1997:


Emerging Markets: U.S. National Bank of Oregon, Bancorp Tower Building, 111 S.W. Fifth Avenue, Suite 1, Portland, OR 97204, 18.37%, record.


Diversified Equity: FMB Trust, One Financial Plaza, 10717 Adams Street, Holland, MI 49423, 5.67%, record.


Special Growth - Class S:  FMB Trust, 9.72%, record.


Quantitative Equity - Class S:  FMB Trust, 8.12%, record.


International Securities - Class S:  FMB Trust, 5.44%, record.


Real Estate Securities - Class S:  U.S. National Bank of Oregon, 12.98%, record.



Diversified Bond - Class S: Citizens Bank (Saginaw), 101 N. Washington, Saginaw, MI 48607-1207, 14.32%, record; FMB Trust, 9.88%, record; Hawaiian Trust Investment Services, 130 Merchant Street, 10th Floor Tower, Honolulu, HI 96813, 5.18%, record; Key Trust Company, PO Box 94871, Cleveland, OH 44101-4871, 5.41%, record.


The LifePoints Funds were not offered for public investment prior to the date of this Statement.

Trustees and Officers. The Board of Trustees is responsible for overseeing
---------------------
generally the operation of the Funds. The officers, all of whom are employed by and are officers of Frank Russell Investment Management Company or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Investment Company paid $103,244 for the year ended December 31, 1996 to the Trustees as a group who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. The Investment Company's officers and employees are paid by Frank Russell Investment Management Company or its affiliates.

The following lists the Trustees and officers and their positions with the Investment Company, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with the Investment Company. The mailing address for all Trustees and officers affiliated with the Investment Company is Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of the Investment Company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

*George F. Russell, Jr.--64 years old--Trustee and Chairman of the Board. Trustee and Chairman of the Board, Russell Insurance Funds, Director and Chairman of the Board, Frank Russell Company; Director, Chief Executive Officer and Chairman of the Board, Russell Building Management Company, Inc.; Director and Chairman of the Board, Frank Russell Securities, Inc. and Frank Russell Trust Company; Director, Frank Russell Investment Management Company; Director, Chairman of the Board and President, Russell 20-20 Association. Chairman of the Board, Director, Frank Russell Investments (Delaware), Inc. March 1988 to April 1992, Director of Russell-Zisler, Inc. (real estate consulting); January 1957 to March 1993, Chief Executive Officer of Frank Russell Company; March 1982 to November 1995, Chairman of the Board of Frank Russell Investment Management Company.

*Lynn L. Anderson--57 years old--Trustee, President and Chief Executive Officer. Trustee, President and Chief Executive Officer, Russell Insurance Funds, Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc.; Trustee and President, The SSgA Funds (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; Director, Frank Russell Company; November 1995 to February 1997 Director and Chairman of the Board, Frank Russell Company (Delaware); March 1989 to June 1993, Director, Frank Russell Company; Director of Frank Russell Investments (Ireland) Limited. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

Paul E. Anderson--65 years old--Trustee. 23 Forest Glen Lane, Tacoma, Washington 98409. Trustee, Russell Insurance Funds, Forest Limited Partnership; 1984 to 1996, President, Vancouver Door Company, Inc.

Paul Anton, Ph.D.--77 years old--Trustee. 2218 55th Street, N.W., Gig Harbor, Washington 98335. Trustee, Russell Insurance Funds, President, Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). From 1986 to 1991, Visiting Associate Professor, International Marketing School of Business Administration and International Trade Institute, Portland State University, Portland, Oregon; 1991-1994, Adjunct Professor, International Marketing, University of Washington, Tacoma, Washington.

William E. Baxter--71 years old--Trustee. 800 North C Street, Tacoma, Washington 98403. Trustee, Russell Insurance Funds, Retired.

Lee C. Gingrich--66 years old--Trustee. 1730 North Jackson, Tacoma, Washington 98406. Trustee, Russell Insurance Funds, President, Gingrich Enterprises, Inc. (Business and Property Management).

Eleanor W. Palmer--68 years old--Trustee. 2025 Narrows View Circle, P. O. Box 1057, Gig Harbor, Washington 98335. Trustee, Russell Insurance Funds, Retired.

*George W. Weber--45 years old--Treasurer and Chief Accounting Officer. Trustee and Chief Accounting Officer, Russell Insurance Funds, Director of Finance and Operations, Frank Russell Trust Company; Director, Fund Administration and Operations of Frank Russell Investment Management Company and Russell Fund Distributors, Inc.; Senior Vice President and Fund Treasurer of The Ssga Funds (investment company); March 1993 to January 1996, Vice President, Operations, Funds Management, J.P. Morgan; December 1985 to March 1993, Senior Vice President, Operations, Frank Russell Investment Company, The Laurel Funds, Inc. and The Seven Seas Series Fund (investment companies); Director of Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; Director, Russell Fund Distributors, Inc.

*Randall P. Lert--43 years old--Director of Investments. Director of Investments, Russell Insurance Funds, Senior Investment Officer and Director of Investment Services, Frank Russell Trust Company; Director and Chief Investment Officer, Frank Russell Investment Management Company; Director and Chief Investment Officer, Russell Fund Distributors, Inc.; April 1990 to November 1995, Director of Investments of Frank Russell Investment Management Company.

*Karl J. Ege--55 years old--Secretary and General Counsel. Director, Secretary and General Counsel, Russell Insurance Funds, Secretary and General Counsel of Frank Russell Company; Secretary and General Counsel of Frank Russell Investment Management Company, Frank Russell Trust Company and Russell Fund Distributors, Inc.; Director and Secretary of Russell Building Management Company; Director and Assistant Secretary of Frank Russell Company Limited and Russell Systems Ltd.; Director, Frank Russell Investment Company LLC, Frank Russell Investments (Cayman) Ltd., Frank Russell Investment Company Public Limited Company and Frank Russell Investments (Ireland) Limited; Director and Secretary, Frank Russell Investments (Delaware), Inc. and Frank

Russell International Services, Co., Inc.; Director, Secretary and General Counsel, Russell Fiduciary Services Company and Frank Russell Capital Inc.; Director of Frank Russell Company, S.A., Frank Russell Japan, Frank Russell Company (N.Z.) Limited and Russell Investment Nominee Co. PTY Ltd., Frank Russell Company PTY Limited, and Frank Russell Investments (UK) Limited; Director and Secretary, Russell 20-20 Association. From November 1995 to February 1997, Director and Secretary, Frank Russell Company (Delaware); July 1992 to June 1994, Director, President and Secretary of Frank Russell Shelf Corporation. From 1972 to 1991, Partner, Bogle and Gates (law firm).

*Peter Apanovitch--51 years old--Manager of Short-Term Investment Funds. Manager of Short-Term Investment Funds, Russell Insurance Funds, Manager of Short-Term Investment Funds, Frank Russell Investment Management Company and Frank Russell Trust Company.

                                         TRUSTEE COMPENSATION TABLE
                                      (FOR FISCAL YEAR ENDED 12/31/96)
----------------------------------------------------------------------------------------

TRUSTEE              AGGREGATE       PENSION OR             ESTIMATED         TOTAL
                     COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS   COMPENSATION
                     FROM THE        ACCRUED AS PART OF     UPON              FROM THE
                     INVESTMENT      THE INVESTMENT         RETIREMENT        INVESTMENT
                     COMPANY         COMPANY EXPENSES                         COMPANY PAID
                                                                              TO TRUSTEES


Lynn L. Anderson     $0              $0                     $0                $0

Paul E. Anderson     $20,000         $0                     $0                $20,000

Paul Anton, PhD.     $20,000         $0                     $0                $20,000

William E. Baxter    $20,000         $0                     $0                $20,000

Lee C. Gingrich      $20,000         $0                     $0                $20,000

Eleanor W. Palmer    $20,000         $0                     $0                $20,000

George F. Russell    $0              $0                     $0                $0
----------------------------------------------------------------------------------------

                      OPERATION OF THE INVESTMENT COMPANY

Service Providers. Most of the Investment Company's necessary day-to-day
-----------------
operations are performed by separate business organizations under contract to the Investment Company. The principal service providers are:

     Consultant                        Frank Russell Company
     Manager, Transfer and Dividend    Frank Russell Investment Management
      Disbursing Agent                  Company
     Money Managers for the            Multiple professional discretionary
      Underlying Funds                  investment management organizations
     Custodian and Portfolio           State Street Bank and Trust Company
      Accountant

Consultant. Frank Russell Company, the corporate parent of Frank Russell
----------
Investment Management Company ("FRIMCo"), was responsible for organizing the Investment

Company and provides ongoing consulting services, described in the Prospectus, to the Investment Company and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a member of the New York Stock Exchange. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

Manager. FRIMCo provides or oversees the provision of all general management and
-------
administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board of Trustees), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as the Investment Company's transfer agent and dividend disbursing agent. FRIMCo, as agent for the Investment Company, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds.


Each of the Funds pays an annual management fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Underlying Funds. (See the Prospectuses for the Underlying Funds' annual percentage rates.)


Each of the LifePoints Funds had not commenced operations on January 1, 1997 and therefore paid no management fees to FRIMCo during any of the prior three years.

The Underlying Funds paid FRIMCo the listed management fees for the years ended December 31, 1996, 1995 and 1994:


                                               YEARS ENDED
                                    ----------------------------------
                                      12/31/96    12/31/95    12/31/94
                                    ----------  ----------  ----------
     Diversified Equity             $4,728,098  $3,842,471  $3,156,276
     Special Growth                  3,306,695   2,588,270   2,028,150
     Quantitative Equity             4,454,628   3,469,134   2,712,324
     International Securities        6,497,074   5,723,534   5,096,797
     Diversified Bond                2,359,767   2,308,823   2,263,561
     Volatility Constrained Bond       836,818     985,215   1,094,128
     Multistrategy Bond              1,673,473   1,217,039     945,756
     Real Estate Securities          2,943,165   2,065,552   1,541,758
     Emerging Markets*               2,773,817   1,380,549         N/A

*Prior to April 1, 1995, the Emerging Markets Fund paid no management fees to FRIMCo, as each shareholder of such Funds had entered into a written Asset Management Services Agreement with the FRIMCo. Under such Agreements, the shareholders had agreed to pay annual fees, billed quarterly on a pro rata basis and calculated as a specified percentage of the average assets which the shareholder had invested at each month end in any of such Funds. Beginning April 1, 1995, the Investment Company's Management Agreement was amended to provide that the Emerging Markets Fund would pay an annual management fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of the Fund. When applicable, a shareholder of the Emerging Markets Fund continues to enter into a written Asset Management Services Agreement with FRIMCo to obtain separately individual shareholder services, and pays fees under such agreement based on a specified percentage of average assets which are subject to the Asset Management Services Agreement relating to FRIMCo's provision of individual shareholder investment services with respect to that shareholder.

Effective May 1, 1996, FRIMCo agreed to waive its management fee for the Emerging Markets and Multistrategy Bond Funds, to the extent Fund level expenses of these Funds exceed 1.95% and 0.80% of average daily net assets on an annual basis, respectively. In 1996, waivers and reimbursements for Multistrategy Bond Fund amounted to $157,752. No waiver nor reimbursement was necessary for the Emerging Markets Funds. As a result of the waivers and reimbursements, management fees paid by the Multistrategy Bond Fund amounted to $1,515,721.

Through March 31, 1995, FRIMCo reimbursed the Emerging Markets Fund for all expenses exceeding 0.80% of average daily net assets on an annual basis. Effective April, 1995 through April 30, 1996, FRIMCo reimbursed the Emerging Markets Fund for all expenses exceeding 2.00% of average daily net assets on an annual basis. In 1995, reimbursements for the Emerging Markets Fund were $37,115. As a result of the reimbursements, management fees paid by the Emerging Markets Fund amounted to $1,343,434.


While FRIMCo will perform investment management services for the LifePoints Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each LifePoints Fund, and periodically adjusting the percentages), FRIMCo presently intends to waive its entire 0.25% management fee through December 31, 1997 but may terminate its waiver at any time without notice to shareholders. Each of the LifePoints Funds will indirectly bear their proportionate share of the management fees paid by the Underlying Funds in which they invest, while a Shareholder of a LifePoints Fund will also bear a proportionate part of the management fees paid by an Underlying Fund, each of the management fees paid is based upon the services received by the respective Fund.

FRIMCo also provides, through its Russell Private Investment Division Investment, investment advisory, consulting and money manager evaluation services to high net worth individuals and families.

FRIMCo is a wholly owned subsidiary of Frank Russell Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

Money Managers. The money managers of the Underlying Funds have no affiliations
--------------
or relationships with the Investment Company or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

Distributor. Russell Fund Distributors, Inc. serves as the distributor of the
-----------
Investment Company shares. The distributor receives no compensation from the Investment Company for its services. The distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

Custodian. State Street Bank and Trust Company ("State Street") serves as the
---------
custodian for the Investment Company. State Street also provides the basic portfolio recordkeeping required by each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid an annual fee, in accordance with the following: domestic custody - (i) an annual fee of $3,000 per portfolio per fund, (ii) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the month end net assets of all domestic funds: $0 up to and including $10 billion - .0075%; over $10 billion -.0065%; global custody - an annual fee, payable monthly on a pro rata basis, based on other month-end net assets and geographic classification of the investments in the international funds; fund accounting - (i) an annual fee of $10,000 - $24,000 per portfolio per fund, (ii) an annual fee of 0.015% - 0.030%, payable monthly on a pro rata basis, based on daily average net assets of each Fund; securities transaction charges from $6.50 to $100.00 per transaction; monthly pricing fees of $375.00 per portfolio and $6.00 to $12.00 per security; multiple class fee of $15,000 per year for reach additional class of shares; and yield calculation fees of $4,200 per fixed income fund per year. State Street is reimbursed by the Funds for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Additionally, the following fees will be assessed in the Fund of Funds environment: (i) daily priced accounting fee of $1,000 per month (ii) monthly priced accounting fee of $500 per month and (iii) transaction fee of $5 per transaction. In addition, interest earned on uninvested cash balances is used to offset the custodian expense. The mailing address for State Street Bank and Trust Company is 1776 Heritage Drive, North Quincy, MA 02171.


Transfer and Dividend Disbursing Agent. FRIMCo serves as Transfer Agent for the
--------------------------------------
Investment Company. For this service, FRIMCo is paid a fee of $20.00 per shareholder transaction by each Underlying Fund. FRIMCo is also reimbursed by the Investment Company for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. LifePoints Funds investments into the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

Independent Accountants. Coopers & Lybrand L.L.P. serves as the independent
-----------------------
accountants of the Investment Company. Coopers & Lybrand L.L.P. is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of Coopers & Lybrand L.L.P. is One Post Office Square, Boston, MA 02109.

Plan Pursuant to Rule 18f-3. On February 23, 1995, the Securities and Exchange
---------------------------
Commission (the "SEC") adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form N-1A to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on April 22, 1996, the Investment Company's Board of Trustees (the "Trustees") adopted and, on November 4, 1996 amended, a plan pursuant to Rule 18f-3 (the "Rule 18f-3 plan") on behalf of each Fund that issues multiple classes of shares (each a "Multiple Class Fund"). The key features of the Rule 18f-3 plan are as follows: shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of shares offered in connection with a Rule 12b-1 plan would bear certain fees under its respective plan and would have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of shares may contain a conversion feature; (3) each class of shares may bear differing amounts of certain expenses allowable to such class; (4) different policies may be established with respect to the payment of distributions on the classes of shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) a class of shares of a Multiple Class Fund might have different exchange privileges from another class; (6) each class of shares of a Multiple Class Fund would have a different class designation from another class of that Fund; and (7) each class of shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

Distribution Plan.  Under the 1940 Act, the SEC has adopted Rule 12b-1 (the
-----------------
"Rule"), which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. The Rule provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each of the LifePoints Funds has adopted a distribution plan (the "Distribution Plan") for the LifePoints Funds' Class D Shares, which are described in the Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Company and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Disinterested Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective LifePoints Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the LifePoints Funds' principal underwriter (the "Distributor") represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the LifePoints Funds by enabling the LifePoints Funds to reach and retain more investors and financial intermediaries (including brokers, banks, financial planners, and other financial institutions), although it is impossible to know for certain, in the absence of the Distribution Plan or under an alternative distribution agreement, the level of sales and asset retention that a LifePoints Fund would enjoy.


The Distribution Plan provides that each LifePoints Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class D Shares for any activities or expenses primarily intended to result in the sale of Class D Shares of a LifePoints Fund. Such payments by the Company will be calculated daily and paid periodically and shall not be made less frequently than quarterly. The Board of Trustees has presently determined to limit payment under the Distribution Plan to 0.25% of average daily net assets. Any amendment to increase materially the amount that may be spent for distribution pursuant to the Distribution Plan must be approved by a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Class D Shares of a LifePoints Fund or (b) sixty-seven percent (67%) or more of the Class D Shares of a LifePoints Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding shares of such LifePoints Fund are present or represented by proxy. The Distribution Plan does not provide for the LifePoints Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. Continuation of the Distribution Plan must be approved annually by a majority of the Trustees including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a LifePoints Fund's Class D Shares, without penalty, at any time, by (a) a vote of a majority of the Disinterested Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Class D Shares of a LifePoints Fund or (ii) sixty-seven (67%) or more of the Class D Shares of a LifePoints Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy.



Under the Distribution Plan, the LifePoints Funds may also enter into agreements ("Selling Agent Agreements") with financial intermediaries ("Selling Agents"), to provide the distribution activities provided by the Selling Agents with respect to LifePoints Fund Class D Shares held by or for the customers of the Selling Agents. Such arrangements are more fully described in the Prospectus under "Distribution and Shareholder Service Plans."

Shareholder Services Plan. A majority of the Trustees, including a majority of
-------------------------
the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Company and who have no direct or indirect financial interest in the operation of the Service Plan (as defined below) or in any agreements entered into in connection with the Service Plan (the "Independent Trustees"), has also adopted, on behalf of each LifePoints Fund, a Shareholder Services Plan pertaining to the LifePoints Funds' Class D Shares and Class E Shares (the "Service Plan"), effective November 5, 1996.


Under the Service Plan, the Investment Company may compensate the Distributor or any investment advisors, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class D or Class E Shares of any of the LifePoints Funds offering such shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class D or Class E Shares of the LifePoints Funds. Such payments by the Investment Company will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class D or Class E Shares of any LifePoints Fund may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class D or Class E Shares.


Among other things, the Service Plan provides that (1) the Distributor shall provide to the Investment Company's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by the Investment Company pursuant to the Service Plan, or by Servicing Agents pursuant to the Service Plans, and the purposes for which such expenditures were made;
(2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose;
(3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a LifePoints Funds' Class D or Class E Shares, by a vote of a majority of the Independent Trustees.


Underlying Fund Expenses. The Underlying Funds will pay all their expenses other
------------------------
than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual management fee payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of the Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has voluntarily agreed to waive all or a portion of its management fee with respect to certain Underlying Funds. These limits may be changed or rescinded at any time.


LifePoints Fund Operating Expenses.  Each LifePoints Fund is expected to have
----------------------------------
low operating expense ratio although, as a shareholder of the Underlying Funds, each LifePoints Fund indirectly bears its pro rata share of the management fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.25% management fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each LifePoints Fund, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the LifePoints Funds, including transfer agency services but not including any services covered by the LifePoints Funds' management fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the LifePoints Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the LifePoints Funds. In this case, the Servicing Agreement provides that, the officers of the Investment Company, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of

LifePoints Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the LifePoints Fund, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the LifePoints Funds, the Agreement provides that either FRIMCo or the Underlying Funds will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, general administrative and miscellaneous expenses.


Valuation of the LifePoints Fund Shares. The net asset value per share of Class
---------------------------------------
D and Class E Shares is calculated separately for each LifePoints Fund on each business day on which shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Pricing of Securities. The Class S Shares of the Underlying Funds held by each
---------------------
LifePoints Fund are valued at the net asset value of each Underlying Fund. The Emerging Markets, International Securities, Diversified Bond, and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a LifePoints Fund) is not able to purchase or redeem Underlying Fund shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

Portfolio Turnover Rates of the LifePoints Funds. The portfolio turnover rate
------------------------------------------------
for each LifePoints Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund shares for the particular year, by the monthly average value of the Underlying Fund shares owned by the Fund during the year. Each LifePoints Fund's portfolio turnover rate is expected not to exceed 25%. The LifePoints Funds will purchase or sell Underlying Fund shares to: (i) accommodate purchases and sales of each Fund's shares; (ii) change the percentages of each Fund's assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund's assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

Portfolio Transaction Policies of the Underlying Funds. Decisions to buy and
------------------------------------------------------
sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The

Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of the Investment Company) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended December 31, 1996 and 1995, respectively, were as follows: Diversified Equity Fund, 100% and 93%; Special Growth Fund, 118% and 88%; Quantitative Equity Fund, 74% and 79%; International Securities Fund, 42% and 43%; Diversified Bond Fund, 139% and 136%; Volatility Constrained Bond Fund, 312% and 257%; Multistrategy Bond Fund, 145% and 142%; Real Estate Securities Fund, 52% and 23%; and Emerging Markets Fund, 35% and 71%.

The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc., an affiliate of FRIMCo, only when the money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Frank Russell Securities, Inc. refunds to the Underlying Fund up to 70% of the commissions paid by that Underlying Fund when it effects such transactions, after reimbursement for research services provided to FRIMCo. As to brokerage transactions effected by money managers on behalf of the Underlying Funds through Frank Russell Securities, Inc. at the request of the money manager, research services obtained from third party service providers at market rates are provided to the Underlying Funds by Frank Russell Securities, Inc. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. As to other brokerage transactions effected by the Underlying Funds through Frank Russell Securities, research services provided by Frank Russell Company and Russell Data Services are provided to the money managers. Such services include market performance indices, investment adviser performance information and market analysis. This arrangement is used by the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets and Real Estate Securities Funds. All Underlying Funds may also effect portfolio transactions through and pay brokerage commissions to the money managers (or their affiliates). Generally, securities are purchased for Diversified Equity, Quantitative Equity, International Securities, Diversified Bond, Emerging Markets and Real Estate Securities Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Underlying Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. Special Growth, Volatility Constrained Bond and Multistrategy Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these three Underlying Funds.

Brokerage Allocations. Transactions on US stock exchanges involve the payment of
---------------------
negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. The Investment Company's Agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of the Investment Company or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Agreements authorize FRIMCo and money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect the Investment Company ordinarily to effect a significant portion of the Investment Company's total brokerage business for the Underlying Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

Brokerage Commissions. The Board of Trustees reviews, at least annually, the
---------------------
commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive data base showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage commissions paid by the Underlying Funds were:


                                  YEARS ENDED DECEMBER 31,
                                  ------------------------
                               1996        1995         1994
                            ----------  -----------  -----------
Diversified Equity          $1,360,214   $1,118,548   $  807,894
Special Growth                 893,203      467,162      382,307
Quantitative Equity            744,245      561,459      284,366
International Securities     1,284,042    1,251,533    1,896,734
Real Estate Securities         915,952      419,508      627,282
Emerging Markets               964,725    1,039,478      635,093
                            ----------   ----------   ----------
Total                       $6,162,381   $4,857,688   $4,633,676
                            ==========   ==========   ==========

The principal reasons for changes in several Underlying Funds' brokerage commissions for the period were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Underlying Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds normally do not pay a stated brokerage commission on transactions.

During the year ended December 31, 1996, approximately $567,000 of the brokerage commissions of the Underlying Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the year ended December 31, 1996 from portfolio transactions effected for the Underlying Funds were as follows:


                                               PERCENT OF TOTAL
AFFILIATED BROKER/DEALER          COMMISSIONS     COMMISSIONS
---------------------------------------------------------------

Autranet, Inc.                     $      835              0.01%
Barclays De Zoete Wedd                    417              0.01
Donaldson, Lufkin & Jenrette           56,411              0.92
Dresdner Bank AG                        1,237              0.02
Frank Russell Securities              998,692             16.21
Jardine-Fleming Securities              6,233              0.10
J.P. Morgan Securities, Inc.           21,927              0.36
Kleinwort Benson North America          9,440              0.15
Ord Minnett, Inc.                       3,637              0.06
Robert Fleming, Inc.                    3,358              0.05
                                   ----------             -----
Total Affiliate Commissions        $1,102,187             17.89%
                                   ----------             -----

The percentage of total affiliated transactions (relating to trading activity) to total transactions during fiscal 1996 for the Underlying Funds was 10.45%.

During the year ended December 31, 1996, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Underlying Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The value of broker-dealer securities held as of December 31, 1996, was as follows:

                                 TABLE 1

                 HOLDINGS OF TOP 10 BROKER-DEALERS AT 12/31/96

FUND                     BEAR       DAIWA        GOLDMAN      MERRILL     MORGAN       PAINE      SALOMON
----                   STEARNS    SECURITIES   SACHS & CO.     LYNCH      STANLEY     WEBBER     BROTHERS
                       -------    ----------   -----------     -----      -------     ------     --------
Diversified Equity    $  397,000                             $3,985,000  $1,845,000  $1,015,000  $1,381,000
Special Growth         1,791,000     $994,000
Quantitative
   Equity             $1,408,000                             $1,646,000  $2,159,000  $  186,000  $  975,000
Diversified Bond                                 $1,144,000              $  762,000
Volatility
   Constrained
   Bond               $  750,000                             $1,719,000                          $1,502,000
Multistrategy
   Bond                                          $  692,000  $  642,000  $  276,000  $  723,000  $3,255,000

At 12/31/96, the Funds did not have any holdings in the following top 10 broker-dealers:
- Frank Russell Securities
- Investment Technology Group
- Instinet Corp.

Yield and Total Return Quotations. The LifePoints Funds compute their average
---------------------------------
annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of shares which they offer. Because the Class D and Class E Shares are subject to a shareholder services fee, the average annual total return performance of these classes may be different from the average annual total return performance of the Class S Shares (which are not presently offered for public investment). Furthermore, since the Class D Shares are subject to Rule 12b-1 fees, the average annual total return performance of the Class D Shares may be different from the Class E Shares.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the LifePoints Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)/n/    = ERV

Where:                           P =  a hypothetical initial payment of $1,000;
                                      T =  average annual total return;
                                      n =  number of years; and

                                      ERV = ending redeemable value of a
                                      hypothetical $1,000 payment made at the
                                      beginning of the one, five or ten year
                                      period at the end of the one, five or ten year period (or fractional portion thereof).


The calculation assumes that all dividends and distributions of each LifePoints Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for the Class D and Class E Shares will be reported in the applicable Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a LifePoints Fund calculates yields for each class of shares which it offers. Yields for the LifePoints Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                                            YIELD =  2[(a-b+1)/6/-1]
                                                     --------------
                                                            cd

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
       d =  the maximum offering price per share on the last day of the period.

The yields for the LifePoints Funds investing primarily in fixed income instruments are reported in the Prospectus.

Each LifePoints Fund may, from time to time, advertise non-standard performances, including average annual total return.

Each LifePoints Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                     INVESTMENT RESTRICTIONS, POLICIES AND
                       PRACTICES OF THE LIFEPOINTS FUNDS

Each LifePoints Fund has certain fundamental investment objectives, restrictions and policies which may be changed only with the approval of a majority of the shareholders of that LifePoints Fund. Other policies may be changed by a LifePoints Fund without shareholder approval. The LifePoints Funds' investment objectives are set forth in the Prospectus.

Investment Restrictions. Each LifePoints Fund is subject to the following
-----------------------
fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No LifePoints Fund will:


1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such LifePoints Fund.

2. Invest 25% or more of the value of the LifePoints Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and shares of the Underlying Funds).

3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, except with respect to shares of Investment Company Funds.

4.  Invest in companies for the purpose of exercising control or management.

5. Purchase or sell real estate; provided that each LifePoints Fund may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6.  Purchase or sell commodities or commodities contracts.

7. Borrow amounts in excess of 5% of the LifePoints Fund's total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes, except that a LifePoints Fund may engage in reverse repurchase agreements to meet redemption requests without immediately selling any portfolio instruments. A LifePoints Fund will not mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets.

8. Purchase securities on margin or effect short sales (except that a LifePoints Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9. Engage in the business of underwriting securities issued by others or purchase securities.

10. The Investment Company will not participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.

11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the entry into "repurchase agreements;" or (ii) the lending of portfolio securities in the manner generally described in the LifePoints Funds' Prospectus' section "Investment Policies, Restrictions and Risks of the LifePoints Funds -- Lending Portfolio Securities."

12. Purchase or sell options.

13. The Investment Company will not purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act (and as described below).

14. Purchase from or sell portfolio securities to the officers, the Trustees or other "interested persons" (as defined in the 1940 Act) of the Investment Company, including the Underlying Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

15. No LifePoints Fund will issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, entering into permissible reverse repurchase agreements, or issuing shares of beneficial interest in multiple classes.

Because of their investment objectives and policies, the LifePoints Funds will concentrate more than 25% of their assets in the mutual fund industry. In accordance with the LifePoints Funds' investment policies set forth in the Prospectus, each of the LifePoints Funds may invest more than 25% of its assets in the Underlying Funds. However, each of the Underlying Funds in which each LifePoints Fund will invest (other than the Real Estate Securities Fund) will not concentrate more than 25% of its total assets in any one industry. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

Investment Policies and Practices of the LifePoints Funds
---------------------------------------------------------


Repurchase Agreements. Each LifePoints Fund may enter into repurchase agreements
---------------------
with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a LifePoints Fund have a total value in excess of the value of the repurchase agreement and are held by the LifePoints Fund's custodian bank until repurchased. Repurchase agreements assist a LifePoints Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The LifePoints Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.



Money Market Instruments. Each LifePoints Fund may invest in securities with
------------------------
maturities of 397 days or less at the time from the trade date or such other date upon which a LifePoints Fund's interest in a security is subject to market action. Each LifePoints Fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the LifePoints Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

Illiquid Securities. The expenses of registration of restricted securities that
-------------------
are illiquid (excluding securities that may be resold by the LifePoints Funds pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by a LifePoints Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the LifePoints Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A LifePoints Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

                  INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The following is a description of the investment objective and policies for each of the Underlying Funds.

Diversified Equity Fund.  The Fund's objective is to provide income and capital
-----------------------
growth by investing principally in equity securities. The Fund may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants.

Special Growth Fund.  The Fund's objective is to maximize total return primarily
-------------------
through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities. Current income is a secondary consideration in selecting securities. The Fund may invest in common and preferred stock, convertible securities, rights and warrants. The Fund's investments may include companies whose securities have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 1000/(R)/ Index. A substantial portion of the Fund's portfolio will generally consist of equity securities of "emerging growth-type" companies which tend to reinvest most of their earnings, rather than pay significant cash dividends; or companies characterized as "special situations" where the money manager believes that cyclical developments in the securities markets, the industry, or the issuer itself present opportunities for capital growth.

Quantitative Equity Fund.  The Fund's objectives are to provide a total return
------------------------
greater than the total return of the US stock market as measured by the Russell 1000/(R)/ Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities. The Fund will maintain industry weights and economic sector weights near those of the Index. Over time, the Fund's average price/earnings ratio, yield and other fundamental characteristics are expected to be near the averages for the Index. However, the Fund's money managers may temporarily deviate from Index characteristics based upon the managers' investment judgment that this will increase the Fund's total return. The money managers of the Fund generally make stock selections from the set of stocks comprising the Russell 1000/(R)/ Index.

The Fund's portfolio characteristics and holdings are expected to be similar to the Russell 1000/(R)/ Index. However, a money manager may purchase securities that are not included in the Index or sell securities still included in the Index in order for the Fund to meet its investment objectives.

The Fund will seek to achieve its investment objectives by using various quantitative management techniques. FRIMCo believes quantitative management over a market cycle should provide a portfolio with consistent performance, diversification, market-like volatility and limited market underperformance. However, there is no guarantee the Fund will have such characteristics at any one time. A quantitative manager bases its investment decisions primarily on quantitative investment models. These models are used by the money manager to determine the investment potential of a stock within a particular portfolio and to rank securities most favorable to having a total return surpassing the total return of the Russell

1000/(R)/ Index. Once the money manager has ranked the securities, it then selects the securities most likely to have the characteristics needed to construct a portfolio that has superior return prospects with risks similar to the Russell 1000/(R)/ Index.

The Fund will attempt to be fully invested in common stock at all times. However, the Fund reserves the right to hold up to 20% of Fund assets in liquid reserve for redemption needs.

International Securities Fund.  The Fund's objectives are to provide favorable
-----------------------------
total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Fund invests primarily in equity securities issued by companies domiciled outside of the United States. The Fund may also invest in fixed-income securities, including instruments issued by non-US governments and their agencies, and in US companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States.

The Fund may invest in equity and debt securities denominated in other than US dollars and gold-related equity investments, including gold mining stocks and gold-backed debt instruments. However, as a matter of fundamental policy, the Fund will not invest more than 20% of its net assets in gold-related investments.

Emerging Markets Fund.  The Fund's objective is to provide maximum total return,
---------------------
primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing primarily in equity securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies in countries having emerging markets. For purposes of the Fund's operations, an "emerging market" country will be a country having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund may not be invested in all such markets at all times. Investing in some of the listed markets may not be feasible, due to lack of adequate custody arrangements or current legal requirements. In the future, the Fund's money managers may determine, based on information then available, to include additional emerging market countries in which the Fund may invest. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different emerging market countries. The Fund does not currently anticipate that it will invest more than 25% of its total assets in the securities of any one emerging market country. A company in an emerging market means: (i) a company whose securities are traded in the principal securities market of an emerging market country; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging market countries;

or (iii) a company organized under the laws of, and with a principal office in, an emerging market country.

The Fund may invest in common and preferred stocks of emerging market companies, including companies involved in real estate development and gold mining. The Fund may also invest in other types of equity securities and equity derivative securities, such as convertible securities, rights, units, warrants, American Depository Receipts (ADRs) and European Depository Receipts (EDRs). The Fund's equity securities will primarily be denominated in foreign currencies and may be held outside the United States.

The Fund may invest in fixed-income securities, including instruments issued by emerging market companies, governments and their agencies, and in US companies that derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. The Fund's fixed-income securities may be denominated in other than US dollars.

The Fund may invest up to 5% of its net assets in debt securities that are rated below "investment grade" (i.e., rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or in unrated securities judged by the money managers of the Fund to be of comparable quality. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." For additional information on the ratings used by S&P and Moody's and a description of lower rated debt securities, see "High Risk Bonds" below.

Certain emerging markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles. To invest in these markets, the Fund may invest up to 10% of its total assets in the shares of other investment companies and up to 5% of its total assets in any one investment company, as long as that investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment in Foreign Securities."

Real Estate Securities Fund.  The Fund's objective is to generate a high level
---------------------------
of total return through above average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry. Except for temporary defensive purposes, the Fund will only invest in real estate related securities, which include securities of companies which generate at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. Under normal circumstances, the Fund will invest at least 65% of its total assets in income-oriented equity securities of real estate companies, which include shares of real estate investment trusts, partnership units of master limited partnerships, common and preferred stock, and convertible debt securities believed to have attractive equity characteristics. Up to 35% of the Fund's total assets may be invested in other debt securities of real estate companies.

The Fund will concentrate more than 25% of its total assets in the real estate and real estate related industries. The Fund will therefore be subject to the risks associated with the direct ownership of real estate. Additional risks include declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trust, while mortgage real estate investment trusts may be affected by the quality of any credit extended. Moreover, the underlying portfolios of equity and mortgage real estate trusts may not be diversified, and therefore are subject to the risk of financing a single or a limited number of projects. Such trusts are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemption from the 1940 Act.

The Fund will attempt to be invested fully at all times. However, the Fund reserves the right to hold up to 20% of the Fund's assets in liquid reserves for redemption needs.

Diversified Bond Fund.  The Fund's objectives are to provide effective
---------------------
diversification against equities and a stable level of cash flow by investing in fixed-income securities. The Fund's portfolio will consist primarily of conventional debt instruments, including bonds, debentures, US government and US government agency securities, preferred and convertible preferred stocks, and variable amount demand master notes. (These notes represent a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund.) Investment selections will be based on fundamental economic, market, and other factors leading to valuation by sector, maturity, quality and such other criteria as are appropriate to meet the stated objectives. The Fund will ordinarily invest at least 65% of its net assets in securities rated no less than A or A-2 by S&P or A or Prime-2 by Moody's, or judged by the money manager to be of at least equal credit quality to those designations.

Volatility Constrained Bond Fund.  The Fund's objectives are the preservation of
--------------------------------
capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics. The Fund will invest primarily in fixed-income securities, emphasizing those which mature in two years or less from the date of acquisition or which have similar volatility characteristics. To minimize credit risk and fluctuations in net asset value per share, the Fund intends to maintain an average portfolio maturity of less than five years. The Fund's money managers will seek to identify and invest in a managed portfolio of high-quality debt securities denominated in the US dollar and a range of foreign currencies. Under normal circumstances, the Fund will invest in securities of issuers domiciled in at least three different countries.

Although the Fund will invest primarily in debt securities denominated in the US dollar, the money managers will actively manage the Fund's portfolio in accordance with a multi-market investment strategy, allocating investments among securities denominated in the US dollar and the currencies of a number of foreign countries and, where consistent with its policy of investing only in high-quality securities, within each such country, among different types of debt securities. The money managers which invest in foreign denominated securities will maintain a substantially neutral currency exposure relative to the US dollar, and will establish and adjust cross currency hedges based on their perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with a money manager's assessment of the relative yield of such securities and the relationship of a country's currency to the US dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by the money managers in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund will not invest more than 10% of its total assets in debt securities denominated in a single currency other than the US dollar. At this time, FRIMCo intends to limit total non-US dollar investments to no more than 25% of total Fund assets.

The Fund will invest in debt securities denominated in currencies of countries whose governments are considered by it to be stable (or, when the Fund invests in countries considered unstable or undeveloped, it will only do so when it believes it is able to hedge substantially the risk of a decline in the currency in which the Fund's portfolio securities are denominated). In addition to the US dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, Belgian Franc, British Pound Sterling, Canadian Dollar, Danish Krone, Dutch Guilder, European Currency Unit ("ECU"), French Franc, Irish Punt, Italian Lira, Japanese Yen, New Zealand Dollar, Norwegian Krone, Spanish Peseta, Swedish Krona, Swiss Franc and German Mark. An issuer of debt securities purchased by the Fund may be domiciled in a country other than a country in whose currency the instrument is denominated.

In selecting particular investments for the Fund, the money managers will seek to minimize investment risk by limiting their portfolio investments to debt securities of high-quality issuers. Accordingly, the Fund's portfolio will consist only of: (a) debt securities issued or guaranteed by the US government, its agencies or instrumentalities ("US Government Securities"); (b) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, all of which are rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, determined by the money managers to be of equivalent quality; (c) investment grade corporate debt securities or, if unrated, determined by the money managers to be of equivalent quality; (d) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of US banks or US or foreign branches of foreign banks) having total assets of more than $500 million and determined by the money managers to be of high-quality; and (e) commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., Duff 1 or Duff 2 by Duff & Phelps, Inc., TBW-1 or TBW-2 by Thomson Bank Watch, Inc., or, if not rated, issued by US or foreign companies having outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and determined by the money managers to be of high-quality.

As described above, the Fund may invest in debt securities issued by supranational organizations such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is an organization consisting of certain European states engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

The Fund may invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Community. The specific amounts of currency comprising the ECU may be adjusted by the Counsel of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. The money managers investing in such securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.

The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

Multistrategy Bond Fund.  The Fund's objective is to provide maximum total
-----------------------
return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities. The Fund will invest primarily in fixed-income securities. The Fund's investments will include: US Government Securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; securities of international agencies or supranational agencies; corporate debt securities; loan participations; corporate commercial paper; indexed commercial paper; variable and floating rate and zero coupon securities; mortgage and other asset-backed securities; municipal obligations; variable amount demand master notes (these notes represent a borrowing arrangement between a commercial paper issuer and an institutional lender, such as the Fund); bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; and foreign currency exchange related securities.

The Fund may also invest in convertible securities and derivatives including warrants and interest rate swaps. Interest rate swaps are described under "Volatility Constrained Bond Fund." The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

The Fund may invest in debt securities issued by supranational organizations. Supranational organizations are described under "Volatility Constrained Bond Fund."

Investments in bank certificates of deposit, time deposits and bankers' acceptances include Eurodollar Certificates of Deposit, which are issued by foreign branches of US or foreign banks; Eurodollar Time Deposits, which are issued by foreign branches of US or foreign banks; and Yankee Certificates of Deposit, which are issued by US branches of foreign banks. These instruments may be US dollar or foreign currency denominated and are subject to the risks of non-US issuers described under "Investment in Foreign Securities."

The variable and floating rate securities the Fund may invest in provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. The Fund may also invest in zero coupon US Treasury, foreign government and US and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

The Fund's portfolio may include debt securities issued by domestic or foreign entities, and denominated in US dollars or foreign currencies. It is anticipated that no more than 25% of the Fund's net assets will be denominated in foreign currencies. Foreign currency exchange transactions (options on foreign currencies, foreign currency futures contracts and forward foreign currency contracts) will only be used by the Fund for the purpose of hedging against foreign currency exchange risk arising from the Fund's investment, or anticipated investment, in securities denominated in foreign currencies. Foreign investment may include emerging market debt. The risks associated with investment in securities issued by foreign governments and companies are described under "Investment in Foreign Securities." Emerging markets are described under "Emerging Markets Fund." Emerging market debt that the Fund may invest in includes bonds, notes and debentures of emerging market governments and debt and other fixed income securities issued or guaranteed by such governments' agencies, instrumentalities or central banks, or by banks or other companies in emerging markets determined by the money managers to be suitable investments for the Fund. Under current market conditions, it is expected that emerging market debt will consist predominantly of Brady Bonds and other sovereign debt. Brady Bonds are products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

The Fund may invest up to 25% of its net assets in debt securities that are rated below "investment grade" or in unrated securities judged by the money managers of the Fund to be of comparable quality. For a description of lower rated debt securities, see "High Risk Bonds."

Investment Practices.  The Underlying Funds use certain investment instruments
--------------------
and techniques commonly used by institutional investors. The principal practices are the following:

Forward Commitments.  Each Underlying Fund may contract to purchase securities
-------------------
for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, liquid assets of the Underlying Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities.  Each Underlying Fund may lend portfolio
----------------------------
securities with a value of up to 33.33% of its total assets. Such loans may be terminated at any time. An

Underlying Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency securities as collateral in an amount equal to at least 100% of the current market value of the current loaned securities plus accrued interest. The collateral is "marked-to-market" on a daily basis, and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities.

Cash collateral is invested in high-quality short-term instruments, short-term bank collective investment and money market mutual funds (including funds advised by State Street Bank and Trust Company, the Funds' custodian, for which it may receive an asset-based fee) and other investments meeting certain quality and maturity requirements established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and the remainder is then divided between the Underlying Fund and the Fund's custodian. Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. The Investment Company may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Underlying Fund must immediately pay the amount of the shortfall to the borrower.

Illiquid Securities.  The Underlying Funds will not purchase or otherwise
-------------------
acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

Cash Reserves. Each Underlying Fund is authorized to invest its cash reserves
-------------
(i.e., funds awaiting investment in the specific types of securities to be acquired by an Underlying Fund) in money market instruments and in debt securities which are at least comparable in quality to the Underlying Fund's permitted investments. In lieu of having each of the Underlying Funds make separate, direct investments in money market instruments, each Underlying Fund and its money managers may elect to invest the Fund's cash reserves in the Investment Company's Money Market Fund.


The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the Money Market Fund and the Investment Company's other Funds. The Money Market Fund and the Underlying Funds investing in the Money Market Fund treat such investments as the purchase and redemption of Money Market Fund shares. Any Underlying Fund investing in the Money Market Fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the Money Market Fund, and will have all rights and obligations of a shareholder as provided in the Trust's Master Trust Agreement, including voting rights. However, shares of the Money Market Fund issued to the Underlying Funds will be voted by the Trustees of the Investment Company in the same proportion as the shares of the Money Market Fund which are held by shareholders which are not Underlying Funds. Underlying Funds investing in the Money Market Fund currently do not pay a management fee to the Money Market Fund.

Liquidity Portfolios. An Underlying Fund at times has to sell portfolio
--------------------
securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity and International Securities Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create temporarily an equity exposure for cash reserves through the use of options and futures contracts until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

Money Market Instruments.  Similar to the LifePoints Funds, and as described
------------------------
earlier in this Statement, the Underlying Funds may invest in money market instruments.

US Government Obligations. The types of US government obligations the Underlying
-------------------------
Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Underlying Funds may purchase US government obligations on a forward commitment basis.

Russell 1000 Index. The Russell 1000/(R)/ Index consists of the 1,000 largest US
------------------
companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and ADRs.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

The Russell 1000/(R)/ Index is used as the basis for the Quantitative Equity Fund's performance because it, in FRIMCo's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

High Risk Bonds. The Underlying Funds, other than the Emerging Markets and
---------------
Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

The Emerging Markets and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

Risk Factors. The growth of the market for lower rated debt securities has
------------
paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The managers of the Emerging Markets and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Investment in Foreign Securities. The Underlying Funds may invest in foreign
--------------------------------
securities. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Underlying Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Underlying Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Depository Receipts. Each Underlying Fund may hold securities of foreign issuers
-------------------
in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

Options and Futures. The Underlying Funds may purchase and sell (write) both
-------------------
call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that the Investment Company's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

Call and Put Options on Securities.  A call option on a specific security gives
----------------------------------
the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

An Underlying Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

To close out a position when writing covered options, an Underlying Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, an Underlying Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

The Underlying Funds intend to purchase and write call and put options on specific securities.

Securities Index Options.  An option on a securities index is a contract which
------------------------
gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Underlying Funds, other than the Diversified Equity, Special Growth, Quantitative Equity, International Securities and Emerging Markets Funds, currently intends to purchase and write call and put options on securities indexes.

Options on Foreign Currency.  The Underlying Funds may purchase and write call
---------------------------
and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

Options on Securities and Indexes. Each Underlying Fund may purchase and write
---------------------------------
both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.)

An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with its custodian.

If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes. There are several risks
-------------------------------------------------------
associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by an Underlying Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund;

however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign Currency Options. An Underlying Fund may buy or sell put and call
------------------------
options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. An Underlying Fund may use
--------------------------------------------------
interest rate, foreign currency or index futures contracts. An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.

An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options on Futures Contracts. An Underlying
--------------------------------------------------------------
Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pool," the Funds are limited in their futures activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions which do not qualify under that hedging test, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated with Futures and Options on Futures Contracts. There are
--------------------------------------------------------------
several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures
--------------------------------------------------------------------------------
Contracts, and Forward Currency Exchange Contract and Options Thereon. Options
---------------------------------------------------------------------
on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Hedging Strategies. Stock index futures contracts may be used by the Diversified
------------------
Equity, Special Growth, Quantitative Equity, International Securities and Emerging Markets Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves always will be fully exposed to equity market performance.

Financial futures contracts may be used by the International Securities, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond and Emerging Markets Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

Foreign Currency Futures Contracts. The Underlying Funds are also permitted to
----------------------------------
enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

Risk Factors. There are certain investment risks in using futures contracts
------------
and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Forward Foreign Currency Exchange Transactions ("forward currency contracts").
-----------------------------------------------------------------------------
The International Securities, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

Forward foreign currency transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures
----------------------
that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related and Other Asset-Backed Securities. The forms of mortgage-
--------------------------------------------------
related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are
--------------------------------
securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations
-----------------------------------
("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional
-----------------------
interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may
------------
expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Foreign Government Securities. Foreign government securities which the
-----------------------------
Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

Brady Bonds. The Multistrategy Bond Fund may invest in Brady Bonds, the products
-----------
of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

                                     TAXES

In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, each LifePoints Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a LifePoints Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (exclusive of losses), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (ii) less than 30% of a LifePoints Fund's gross income each taxable year may be derived from gains (exclusive of losses) from the sale or other disposition of any stock or securities; any options, futures, or forward contracts; foreign currencies including any options or futures thereon (which are not directly related to a LifePoints Fund's business in investing) held for less than three months (the "Short-Short Limitation"); (iii) at the close of each quarter of a LifePoints Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the LifePoints Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the LifePoints Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US government securities or the securities of other RICs, including shares of the Underlying Funds) of any one issuer.

Notwithstanding the Distribution Requirement described above, which only requires each LifePoints Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each LifePoints Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus prior-year shortfalls. For this and other purposes, dividends declared by a RIC in October, November or December of any calendar year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the RIC and received by shareholders on December 31 of such year if the dividends are paid by the RIC at any time through the end of the following January.

Issues Related to Hedging and Option Investments. The use of hedging
------------------------------------------------
instruments, such as options and futures contracts, involves specialized and complex rules that will determine the character for income tax purposes of the income received in connection therewith by a Fund and thereby affect, among other things, the amount and proportion of distributions that will be taxable to shareholders as ordinary income or capital gain. As described above, the Underlying Funds may buy and sell foreign currencies and options on foreign currencies, and may enter into forward currency contracts and currency futures contracts.

STATE AND LOCAL TAXES. Depending upon the extent of a LifePoints Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a LifePoints Fund may be subject to the tax laws of such states or localities.

                          RATINGS OF DEBT INSTRUMENTS

Corporate and Municipal Bond Ratings.
------------------------------------

  Moody's Investors Service, Inc. (Moody's):
  -----------------------------------------

  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard & Poor's Ratings Group ("S&P"):
  ---------------------------------------

  AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

  BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

  B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

  C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

  D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

State, Municipal Notes and Tax Exempt Demand Notes.
--------------------------------------------------

  Moody's:
  -------

  Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

  MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

  MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

  S&P:
  ---

  A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  Note rating symbols are as follows:

  SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

  SP-2--Satisfactory capacity to pay principal and interest.

  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

Commercial Paper Ratings.
------------------------

  Moody's:
  -------

  Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (l) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-l, Prime-2, or Prime-3.

  Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

  Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

  S&P:
  ---

  Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-l, A-2, or A-3.

  A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

  A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

  Duff & Phelps, Inc.:
  -------------------

  Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

  Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

  The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

  Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

  Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  Duff 1- --High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  Good Grade

  Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  Satisfactory Grade

  Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

  Non-Investment Grade

  Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

  Default

  Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

  IBCA, Inc.:
  ----------

  In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

  IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

  Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

  IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

  A1+--Obligations supported by the highest capacity for timely repayment.

  A1--Obligations supported by a very strong capacity for timely repayment.

  A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

  B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

  B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

  C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

  D1--Obligations which have a high risk of default or which are currently in default.

  Fitch Investors Service, Inc. ("Fitch"):
  ---------------------------------------

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

  F-1+--Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  F-1--Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

  F-2--Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

  F-3--Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

  F-5--Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

  D--Default. Issues assigned this rating are in actual or imminent payment default.

Thomson BankWatch ("TBW") Short-Term Ratings:
--------------------------------------------

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1     The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2     The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3     The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4     The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS


The LifePoints Funds commenced operations on May 23, 1997. Financial statements of LifePoints Funds, including notes thereto and financial highlights and the Report of the Independent Accountants will be included in LifePoints Fund's Annual Report to Shareholders and incorporated herein by reference.

                                           FRANK RUSSELL INVESTMENT COMPANY
                                           --------------------------------
                                           File No. 2-71299 and 811-3153
                                           1933 Act Post-Effective Amend. No. 38
                                           1940 Act Amendment No. 38

                                     PART C
                               OTHER INFORMATION
                               -----------------
Item 24.  Financial Statements and Exhibits
          ---------------------------------

        (a) Financial Statements for the year ended 12/31/96 for each of the Equity I, Equity II, Equity III, Equity Q, Equity T, Fixed Income I, Fixed Income II, Fixed Income III, International, Emerging Markets, Money Market, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Diversified Bond, Volatility Constrained Bond, Multistrategy Bond, International Securities, Limited Volatility Tax Free, Real Estate Securities, U.S. Government Money Market and Tax Free Money Market Funds.
             Annual Report for the Frank Russell Investment Company Funds are incorporated by reference to March 3, 1997 electronic filing via EDGAR on Form N-30D.
             -------------------

             The Financial Statements for Class D and Class E Shares of the Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Equity Balanced Strategy Funds are not incorporated herein because Class D and Class E had not yet commenced operations as of 12/31/96.

        (b)  Exhibits
             --------
             1(a) Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 32)
             1(b)     11/29/84 Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 32)
             1(c)     5/29/85 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 32)
             1(d)     1/26/87 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 32)
             1(e)     2/23/89 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 32)
             1(f)     5/11/92 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 32)
             1(g)     3/22/96 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 32)
             1(h)     4/22/96 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 33)
             1(i)     11/4/96 Amendment to Master Trust Agreement (incorporated
                      by reference to Post-Effective Amendment No. 36)
                      ------------------------------------------------
             2. Bylaws (incorporated by reference to Post-Effective Amendment No. 6)

             Exhibits
             --------
             3.       Voting Trust Agreement (not applicable)

             4.       Specimen Securities

             4(a) Equity I Fund, Equity II Fund, Equity III Fund, Fixed Income I Fund, Fixed Income II Fund, International Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 7)

             4(b) Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Diversified Bond Fund, Volatility Constrained Bond Fund, International Securities Fund, Limited Volatility Tax Free Fund and U.S. Government Money Market Fund (incorporated by reference to the Post-Effective Amendment No. 9)

             4(c) Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Post-Effective Amendment No. 11)

             4(d) Real Estate Securities Fund (incorporated by reference to the Post-Effective Amendment No. 15 filed on May 1, 1989 ["Post-Effective Amendment No. 15"])

             5(a) Amended and Restated Management Agreement with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 32)

             5(a)(1) Letter Agreement adding Equity T Fund to the Management Agreement (incorporated by reference to Post-Effective Amendment No. 32)

             5(a)(2) Letter Agreement adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Management Agreement (incorporated by reference to Post-Effective Amendment No. 36)

             5(b)(1) Service Agreement with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 11)

             Exhibits
             --------
             5(b)(2) Letter Agreement adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Post-Effective Amendment No. 15)
             5(b)(3) Amendment 1 to Service Agreement with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Post-Effective Amendment No. 22)
             5(b)(4) Letter Agreement adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Post-Effective Amendment No.
                      22)
             5(b)(5) Amendment No. 2 to the Service Agreement with Frank Russell Company and Frank Russell Investment Management Company amending Section 4 of the Agreement (incorporated by reference to Post-Effective Amendment No. 32)
             5(b)(6) Letter Agreement adding Equity T Fund to the Service Agreement (incorporated by reference to Post-Effective Amendment No. 32)
             5(b)(7) Letter Agreement with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Post-Effective Amendment No. 32)

             5(b)(8) Letter Agreement adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Yield Calculation Services Agreement (incorporated by reference to Post-Effective Amendment No. 36)
             5(c)(1) Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No.
                      32)

             Exhibits
             --------
             6(a)(1) Distribution Agreement with Russell Fund Distributors, Inc. (incorporated by reference to Post-Effective Amendment No. 13 filed on 3/31/88 ["Post-Effective Amendment No. 13"])
             6(a)(2) Letter Agreement adding Real Estate Securities Fund to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 15)
             6(a)(3) Letter Agreement adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 22)
             6(a)(4) Letter Agreement adding Equity T Fund to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 32)

             6(a)(5) Letter Agreement adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 36)
             7.       Bonus Plans (none)
             8(a) Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 14)
             8(b) Letter Agreement adding Real Estate Securities Fund to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 15)
             8(c) Letter Agreement adding Fixed Income III and Multistrategy Bond Funds to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 23 filed on November 2, 1992 ["Post-Effective Amendment No. 23"])
             8(d) Letter Agreement adding Emerging Markets Fund to the Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 23)

             Exhibits
             --------
             8(e) Amendment No. 1 to Custodian Agreement with State Street Bank and Trust Company amending Section 3.5 of the Agreement. (Incorporated by reference to Post-Effective Amendment No. 29)
             8(f) Form of Amendment to Custodian Agreement with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Post-Effective Amendment No. 28)
             8(g) Amendment to the Custodian Agreement with State Street Bank and and 2.7 of the Agreement (incorporated by reference to Post-Effective Amendment No. 29.)
             8(h) Amendment to the Fee Schedule of the Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 29)
             8(i) Amendment to the Custodian Agreement with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Post-Effective Amendment No.
                      32)
             8(j) Amendment to the Custodian Agreement with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No.
                      32)
             8(k) Amendment to the Custodian Agreement with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 32)
             8(l) Amendment to the Custodian Agreement with State Street Bank and Trust Company adding Equity T Fund (incorporated by reference to Post-Effective Amendment No. 32)

             Exhibits
             --------

             8(m) Amendment to the Custodian Agreement with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds. (incorporated by reference to Post-Effective Amendment No. 36)
             9(a)(1) Agency Agreement with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 13)
             9(a)(2) Letter Agreement adding Real Estate Securities Fund to the (Transfer) Agency Agreement (incorporated by reference to Post-Effective Amendment No. 15)
             9(a)(3) Letter Agreement adding Fixed III Income, Multistrategy Bond and Emerging Markets Funds to the (Transfer) Agency Agreement (incorporated by reference to Post-Effective Amendment No. 22)
             9(a)(4) Letter Agreement amending Schedule A of the Transfer and Dividend Disbursing Agency Agreement with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 32)
             9(a)(5) Letter Agreement adding Equity T Fund to the Transfer and Dividend Agency Agreement (incorporated by reference to Post-Effective Amendment No. 32)

             9(a)(6) Letter Agreement adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement. (incorporated by reference to Post-Effective Amendment No. 36)
             9(b) General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Post-Effective Amendment No. 10)

             Exhibits
             --------
             9(c)     General forms of Frank Russell Investment Management
                      Company's Asset Management Services Agreement with its
                      clients (incorporated by reference to Post-Effective
                      Amendment No. 9)
             9(d)     General form of Frank Russell Investment Management
                      Company's Asset Management Services Agreement with Private
                      Investment Consulting clients of Frank Russell Company
                      (incorporated by reference to Post-Effective Amendment No.
                      1 filed on February 22, 1982)
             9(e)     Shareholder Servicing Plan including forms of related
                      agreements((incorporated by reference to Post-Effective
                      Amendment No. 36)
             10.      Opinion and Consent of Counsel/*/
             11(a)    Other Opinions -Consent of Independent Accountants
             11(b)    Limited Power of Attorney with respect to Amendments to
                      the SEC Registration Statements of Frank Russell
                      Investment Company of Frank Russell Investment Company
                      Trustees (incorporated by reference to Post Effective
                      Amendment No. 31)
             12.      Financial Statements omitted from Item 23 (none)
             13.      Agreement related to Initial Capital provided by Frank
                      Russell Company (incorporated by reference to Post-
                      Effective Amendment No. 2 filed on April 1, 1982)
             14.      Model Retirement Plans (none)
             15.      Rule 12b-1 Distribution Financing Plan including forms of
                      related agreements (incorporated by reference to Post-
                      Effective Amendment No. 36)

             16. Schedule of Computation of Performance Calculation (not applicable)
             17. Financial Data Schedules for Frank Russell Investment Funds (not applicable)
--------------------

/*/ Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed an opinion of counsel with its Rule 24f-2 Notice for the External and Internal Fee Funds on February 27, 1997.

             Exhibits
             --------
             18.      Multiple Class Plan Pursuant to
                      Rule 18f-3 (incorporated by reference
                      to Post-Effective Amendment No. 33)

Item  25. Persons Controlled by or Under Common Control with Registrant
          --------------------------------------------------------------
          None
Item 26.  Number of Holders of Securities
          -------------------------------

             (1)                                 (2)
          Title of Class       Number of Record Holders as of March 31, 1997
          --------------       ---------------------------------------------
          Shares of beneficial
          interest
          Par Value $0.01
          Equity I                                  4,909
          Equity II                                 4,571
          Equity III                                1,342
          Equity Q                                  4,352
          Equity T                                  199
          International                             4,966
          Emerging Markets                          12,248
          Fixed Income I                            3,394
          Fixed Income II                           2,415
          Fixed Income III                          3,024
          Money Market                              96
          Diversified Equity                        10,166
          Special Growth                            9,857
          Equity Income                             3,752
          Quantitative Equity                       10,013
          International Securities                  10,322
          Diversified Bond                          4,812
          Volatility Constrained Bond               2,059
          Multistrategy Bond                        6,548
          Limited Volatility Tax Free               692
          Real Estate Securities Fund               13,536
          U.S. Government Money Market              6,672
          Tax Free Money Market                     684

          Class D shares of the Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds had not yet commenced operations as of May 23, 1997.

          Class E Shares Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds have not commenced operations and was not offered for public investment prior to the effective date of this Registration Statement.

          Item 27.  Indemnification
          ---------------
          Incorporated by reference to Post-Effective Amendment No. 6.

Item 28.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------
          See, Registrant's prospectus sections "Frank Russell Company--
          ---
          Consultant to the Funds," "The Money Managers" and "Money Manager Profiles," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 29.  Principal Underwriters
          ----------------------
        (a)  The Seven Seas Series Fund.
        (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

          Name and                   Positions and             Position and
     Principal Business              Officers with             Offices with
           Address                    Registrant                Underwriter
     ------------------              -------------             -----------
      Lynn L. Anderson                Trustee, President,       Director, Chairman of
                                      Chief Executive Officer   the Board and Chief
                                                                Executive Officer
      Eric A. Russell                 None                      Director and President
      George W. Weber                 Treasurer and Chief       Director of Fund
                                      Accounting Officer        Administration and
                                                                Operations
      Karl J. Ege                     Secretary and General     Secretary and General
                                      Counsel                   Counsel
      Randall P. Lert                 Director of Investments   Director
      Norma Schellberg                None                      Treasurer
      J. David Griswold               None                      Assistant Secretary
                                                                and Associate General
                                                                Counsel
      Gregory J. Lyons                Assistant Secretary       Assistant Secretary
                                      and Associate General
                                      Counsel
      Mary E. Hughs                   None                      Assistant Secretary
      Warren Thompson III             None                      Corporate Tax Counsel
      Sandra J. Burke                 Assistant Secretary       None
      Deedra S. Walkey                Assistant Secretary       None
      Emily Davis                     Assistant Secretary       None
      Amy Osler                       Assistant Secretary       None
(c)   Inapplicable.

Item 30.  Location of Accounts and Records
          --------------------------------
          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                                    FRIMCo
          ----                                    ------
          Frank Russell Investment Company        Frank Russell Investment
          909 A Street                            Management Company
          Tacoma, Washington 98402                909 A Street
                                                  Tacoma, Washington 98402


          SS                                      MM
          --                                      --
          State Street Bank & Trust Company       Money Managers
          1776 Heritage Drive JA4N                See, Prospectus Section
          North Quincy, Massachusetts 02171       ---
          "Money Manager Profiles"                for Names and Addresses

Rule 31a-1
----------
        (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
        (b) FRIC Records:
             (1)       SS - Journals, etc.
             (2)       SS - Ledgers, etc.
             (3)       Inapplicable
             (4)       FRIC - Corporate charter, etc.
             (5)       MM - Brokerage orders
             (6)       MM - Other portfolio purchase orders
             (7)       SS - Contractual commitments
             (8)       SS and FRIC - Trial balances
             (9)       MM - Reasons for brokerage allocations
             (10)      MM - Persons authorizing purchases and sales
             (11)      FRIC and MM - Files of advisory material
             (12)      ---
        (c)         Inapplicable
        (d)         FRIMCo - Broker-dealer records, to the extent applicable
        (e)         Inapplicable
        (f)         FRIMCo and MM - Investment adviser records
Item 31.  Management Services
          -------------------
          None except as described in Parts A and B.
Item 32.  Undertakings
          ------------

     (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements of Equity Balanced Strategy Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservate Strategy Funds, which need not be certified, within four to six months of the effective date of the Registrant's Post-Effective Amendment No. 37 to its 1933 Registration Statement.
     (c) Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Frank Russell Investment Company, has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on the 16th day of June, 1997.

                                       Frank Russell Investment Company
                                       --------------------------------
                                             Registrant


                                   By:  /s/ Lynn L. Anderson
                                        ----------------------------------
                                        Lynn L. Anderson, Trustee and President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 16, 1997.

Signatures                                                  Title
----------                                                  -----

/s/ Lynn L. Anderson
--------------------------------                            Trustee and President, in his capacity as Chief Executive Officer
Lynn L. Anderson*

/s/ George W. Weber
-------------------------------                             Treasurer, in his capacity as Chief Accounting Officer
George W. Weber*


-------------------------------                             Trustee
Paul E. Anderson*


-------------------------------                             Trustee
Paul Anton, PhD*


------------------------------                              Trustee
William E. Baxter*


-------------------------------                             Trustee
Lee C. Gingrich*


-------------------------------                             Trustee
Eleanor W. Palmer*


-------------------------------                             Trustee
George F. Russell, Jr.*

By:  /s/ Gregory J. Lyons
    ---------------------------
     Gregory J. Lyons


-------------------------------
     Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment thereto on behalf of the Board of Trustees of Frank Russell Investment Company are on file with the Securities and Exchange Commission.

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                               FILE NO. 811-3153
                               -----------------


                                    EXHIBITS
                                    --------

                          Listed in Part C, Item 1(b)
                       To Post-Effective Amendment No. 38
                              and Amendment No. 38
                                       to
                      Registration Statement on Form N-1A
                                     Under
                             Securities Act of 1933
                                      and
                         Investment Company Act of 1940

                                 EXHIBIT INDEX
                                 -------------


Name of Exhibit                                     Exhibit Number
---------------                                     --------------
Consent of Independent Accountants                     99-11(a)